NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,273,177 shares (cost $17,278,195)	$18,448,329
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
73,659 shares (cost $593,255)	618,733
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,462,878 shares (cost $63,505,174)	64,726,088
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
189,301 shares (cost $2,338,526)	2,493,096
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
71,020 shares (cost $644,433)	635,625
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
98,400 shares (cost $971,433)	1,026,314
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
118,800 shares (cost $1,114,846)	1,204,632
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
493,870 shares (cost $5,078,921)	5,160,945
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
292,230 shares (cost $2,806,305)	3,007,043
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
133,619 shares (cost $1,248,224)	1,329,507
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
112,443 shares (cost $1,118,188)	1,181,780
NVIT Fund - Class III (TRF3)
31,857 shares (cost $262,290)	291,174
NVIT Government Bond Fund - Class III (GBF3)
2,353,331 shares (cost $28,361,997)	27,039,770
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
540,105 shares (cost $4,259,003)	4,985,170
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
44,550 shares (cost $551,453)	579,151
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
15,777 shares (cost $206,412)	224,665
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
1,685,811 shares (cost $16,661,449)	17,110,981
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,207,008 shares (cost $21,928,702)	23,195,649
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
933,239 shares (cost $8,555,654)	9,649,695
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
1,477,567 shares (cost $14,222,728)	15,322,368
NVIT Money Market Fund - Class I (SAM)
28,236 shares (cost $28,236)	28,236
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
136,140 shares (cost $1,262,035)	1,328,728
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
82,956 shares (cost $781,898)	838,690
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
13,025 shares (cost $127,676)	124,907
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
32,821 shares (cost $266,847)	294,075
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
57,848 shares (cost $390,951)	615,505
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
124,644 shares (cost $1,242,907)	1,316,245
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
18,863 shares (cost $182,380)	194,285
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
34,552 shares (cost $459,937)	530,370
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
100,566 shares (cost $886,235)	1,052,928
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
159,790 shares (cost $2,405,014)	2,892,206
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
191,699 shares (cost $2,186,616)	2,185,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)
498,623 shares (cost $4,218,467)	4,517,524
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
450,163 shares (cost $6,224,193)	6,095,208
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
393,205 shares (cost $5,415,408)	5,304,336
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
1,512,543 shares (cost $11,622,407)	11,722,207
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
220,361 shares (cost $6,520,652)	6,839,999
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
307,852 shares (cost $3,178,025)	3,266,314
VP Income & Growth Fund - Class III (ACVIG3)
736,369 shares (cost $4,259,432)	4,455,031
VP Ultra(R) Fund - Class III (ACVU3)
87,451 shares (cost $713,081)	819,413
VP Value Fund - Class III (ACVV3)
1,296,757 shares (cost $6,713,283)	7,598,993
Quality Bond Fund II - Primary Shares (FQB)
410 shares (cost $4,497)	4,730
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
438,234 shares (cost $8,804,628)	10,272,214
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
270,969 shares (cost $4,470,633)	5,056,284
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
153,008 shares (cost $4,715,930)	5,606,224
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
198,846 shares (cost $1,431,278)	1,533,104
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
1,813 shares (cost $38,117)	35,685
ClearBridge Variable Investors Portfolio - Class I (SBVI)
148,415 shares (cost $2,486,176)	1,959,082
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
15,542 shares (cost $122,482)	99,160
Ultra Short NASDAQ-100 (PROUSN)
10,093 shares (cost $72,372)	73,272
VP Access High Yield (PROAHY)
227,910 shares (cost $5,968,815)	6,055,568
VP Asia 30 (PROA30)
87,352 shares (cost $5,323,538)	5,338,944
VP Bear (PROBR)
164,724 shares (cost $3,535,175)	3,355,433
VP Bull (PROBL)
149,482 shares (cost $3,933,156)	3,931,379
VP Emerging Markets (PROEM)
224,877 shares (cost $6,596,322)	6,825,021
VP Europe 30 (PROE30)
6,430 shares (cost $135,940)	136,776
VP International (PROINT)
117,604 shares (cost $2,493,744)	2,559,066
VP Japan (PROJP)
38,674 shares (cost $492,482)	492,315
VP NASDAQ-100 (PRON)
73,919 shares (cost $1,409,657)	1,422,950
VP Oil and Gas (PROOG)
128,294 shares (cost $5,733,053)	5,964,400
VP Rising Rates Opportunity (PRORRO)
209,658 shares (cost $2,569,427)	2,515,900
VP Short Emerging Markets (PROSEM)
25,046 shares (cost $353,751)	338,368
VP Short International (PROSIN)
1,224 shares (cost $25,523)	25,150
VP Short NADSAQ-100 (PROSN)
83,235 shares (cost $798,444)	786,571
VP U.S. Government Plus (PROGVP)
104,874 shares (cost $2,031,175)	2,056,571
VP Ultra NASDAQ-100 (PROUN)
28,713 shares (cost $630,420)	625,091
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
192,665 shares (cost $4,352,315)	4,622,028
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
124,610 shares (cost $2,871,644)	2,979,424
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
190,135 shares (cost $4,392,090)	4,669,727
Variable Trust: All-Cap Opportunity Fund (RSRF)
924,609 shares (cost $10,834,950)	11,834,997
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
183,666 shares (cost $3,534,377)	3,658,636
Variable Trust: Amerigo Fund (RVAMR)
391,995 shares (cost $11,754,859)	13,531,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Trust: Banking Fund (RBKF)
196,511 shares (cost $2,717,334)	2,747,223
Variable Trust: Basic Materials Fund (RBMF)
530,014 shares (cost $18,176,409)	19,515,132
Variable Trust: Berolina Fund (RVBER)
331,566 shares (cost $7,129,775)	7,931,057
Variable Trust: Biotechnology Fund (RBF)
166,146 shares (cost $4,045,971)	4,142,016
Variable Trust: Clermont Fund (RVCLR)
340,873 shares (cost $7,735,532)	8,075,282
Variable Trust: Commodities Strategy Fund (RVCMD)
686,154 shares (cost $8,412,847)	9,324,836
Variable Trust: Consumer Products Fund (RCPF)
168,849 shares (cost $6,235,602)	6,303,128
Variable Trust: Dow 2x Strategy Fund (RVLDD)
92,151 shares (cost $7,374,532)	7,533,328
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
846,503 shares (cost $19,107,399)	20,832,445
Variable Trust: DWA Sector Rotation Fund (RVDSR)
1,476,058 shares (cost $32,634,683)	35,366,342
Variable Trust: Electronics Fund (RELF)
607,348 shares (cost $5,731,532)	5,727,291
Variable Trust: Energy Fund (RENF)
453,133 shares (cost $12,929,794)	14,155,877
Variable Trust: Energy Services Fund (RESF)
586,457 shares (cost $14,737,434)	16,233,131
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
210,625 shares (cost $3,103,405)	3,117,251
Variable Trust: Financial Services Fund (RFSF)
330,418 shares (cost $4,896,338)	5,019,044
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
1,239,262 shares (cost $8,758,267)	8,798,762
Variable Trust: Health Care Fund (RHCF)
202,782 shares (cost $5,597,609)	5,710,346
Variable Trust: International Opportunity Fund (RVIRO)
157,594 shares (cost $3,396,936)	3,435,541
Variable Trust: Internet Fund (RINF)
543,024 shares (cost $10,334,025)	10,703,002
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
538,787 shares (cost $7,526,596)	7,402,938
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
477,600 shares (cost $6,762,770)	6,762,822
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
56,178 shares (cost $1,325,616)	1,271,315
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
318,941 shares (cost $3,770,847)	3,766,693
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
176,012 shares (cost $3,655,400)	3,652,247
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
280,655 shares (cost $10,205,155)	9,867,835
Variable Trust: Japan 2x Strategy Fund (RLCJ)
184,203 shares (cost $3,742,563)	3,958,529
Variable Trust: Leisure Fund (RLF)
134,300 shares (cost $6,623,681)	7,285,768
Variable Trust: Managed Futures Strategy Fund (RVMFU)
334,375 shares (cost $7,377,336)	7,479,961
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
497,498 shares (cost $9,599,994)	10,223,577
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
289,567 shares (cost $5,765,542)	6,167,787
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
384,912 shares (cost $9,235,070)	9,411,102
Variable Trust: NASDAQ-100(R) Fund (ROF)
577,374 shares (cost $10,652,353)	10,918,146
Variable Trust: Nova Fund (RNF)
167,384 shares (cost $11,428,339)	12,255,834
Variable Trust: Precious Metals Fund (RPMF)
2,874,721 shares (cost $45,400,598)	54,734,693
Variable Trust: Real Estate Fund (RREF)
535,543 shares (cost $13,674,442)	14,025,868
Variable Trust: Retailing Fund (RRF)
468,526 shares (cost $6,074,817)	6,367,269
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
270,893 shares (cost $7,832,772)	8,248,690
Variable Trust: S&P 500 2x Strategy Fund (RTF)
100,924 shares (cost $11,116,912)	11,351,966
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
643,946 shares (cost $19,148,437)	19,524,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Trust: S&P 500 Pure Value Fund (RVLCV)
203,085 shares (cost $15,318,909)	16,527,083
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
693,806 shares (cost $25,071,902)	27,190,250
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
61,644 shares (cost $4,403,749)	4,897,007
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
363,565 shares (cost $10,542,051)	10,859,690
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
56,356 shares (cost $5,192,834)	5,747,169
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
422,298 shares (cost $2,862,939)	2,774,498
Variable Trust: Technology Fund (RTEC)
855,557 shares (cost $10,417,784)	10,514,799
Variable Trust: Telecommunications Fund (RTEL)
406,269 shares (cost $4,457,877)	4,485,208
Variable Trust: Transportation Fund (RTRF)
450,228 shares (cost $6,934,603)	7,086,586
Variable Trust: Utilities Fund (RUTL)
418,218 shares (cost $7,058,826)	7,126,430
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
67,628 shares (cost $1,706,088)	1,707,610
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
1,731,167 shares (cost $15,564,357)	17,158,638
NVIT Money Market Fund - Class II (NVMM2)
218,481,750 shares (cost $218,481,750)	218,481,750

Total Investments	$1,112,522,230

Accounts Payable	(16,854)

$1,112,505,376

Contract Owners’ Equity:
Accumulation units	1,112,274,761
Contracts in payout (annuitization) period (note 1f)	230,615

Total Contract Owners’ Equity (note 5)	$1,112,505,376

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA3	CSCRS	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$10,091,421	193,264	37,011	3,856,517	1,572	56	2,944	4,748
Mortality and expense risk charges (note 2)	(15,602,490)	(94,427)	(3,590)	(646,926)	(9,971)	(13,561)	(5,532)	(6,363)

Net investment income (loss)	(5,511,069)	98,837	33,421	3,209,591	(8,399)	(13,505)	(2,588)	(1,615)

Realized gain (loss) on investments	8,799,424	848	52,469	7,217,672	39,527	160,324	14,452	(19,807)
Change in unrealized gain (loss) on investments	32,343,120	1,170,134	25,477	(5,663,213)	154,569	(8,808)	54,881	89,786

Net gain (loss) on investments	41,142,544	1,170,982	77,946	1,554,459	194,096	151,516	69,333	69,979

Reinvested capital gains	2,560,365	104,974	-	-	-	44,925	-	43

Net increase (decrease) in contract owners’ equity resulting from operations	$38,191,840	1,374,793	111,367	4,764,050	185,697	182,936	66,745	68,407

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	TRF3	GBF3	GVIDA6	NVDBL6
Reinvested dividends	$18,816	7,336	846	10,633	3,290	747,115	104,397	2,045
Mortality and expense risk charges (note 2)	(26,465)	(16,844)	(5,093)	(14,796)	(4,277)	(356,797)	(84,147)	(2,556)

Net investment income (loss)	(7,649)	(9,508)	(4,247)	(4,163)	(987)	390,318	20,250	(511)

Realized gain (loss) on investments	35,500	50,644	23,205	68,965	(4,273)	277,618	(1,203,717)	(377)
Change in unrealized gain (loss) on investments	82,024	200,738	81,283	63,591	42,261	(1,042,905)	1,809,260	27,697

Net gain (loss) on investments	117,524	251,382	104,488	132,556	37,988	(765,287)	605,543	27,320

Reinvested capital gains	47,883	-	-	1,951	-	1,021,276	-	871

Net increase (decrease) in contract owners’ equity resulting from operations	$157,758	241,874	100,241	130,344	37,001	646,307	625,793	27,680

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVDCA6	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6
Reinvested dividends	$1,332	407,752	439,181	198,013	292,837	-	5,026	16,250
Mortality and expense risk charges (note 2)	(1,270)	(258,021)	(314,857)	(147,489)	(194,733)	(512)	(3,199)	(2,684)

Net investment income (loss)	62	149,731	124,324	50,524	98,104	(512)	1,827	13,566

Realized gain (loss) on investments	4,415	278,896	(1,891,335)	(1,284,744)	80,706	-	14,371	16,862
Change in unrealized gain (loss) on investments	18,254	218,362	3,651,151	2,181,158	787,144	-	66,693	56,792

Net gain (loss) on investments	22,669	497,258	1,759,816	896,414	867,850	-	81,064	73,654

Reinvested capital gains	306	63,191	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,037	710,180	1,884,140	946,938	965,954	(512)	82,891	87,220

Investment Activity:	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3
Reinvested dividends	$-	1,110	-	-	2,064	-	3,845	7,488
Mortality and expense risk charges (note 2)	(747)	(1,482)	(7,643)	(2,988)	(1,479)	(3,495)	(9,456)	(30,621)

Net investment income (loss)	(747)	(372)	(7,643)	(2,988)	585	(3,495)	(5,611)	(23,133)

Realized gain (loss) on investments	23,291	(598)	34,200	27,158	21,110	2,375	(38,222)	17,530
Change in unrealized gain (loss) on investments	(2,769)	27,229	105,018	73,338	11,904	68,599	243,428	492,456

Net gain (loss) on investments	20,522	26,631	139,218	100,496	33,014	70,974	205,206	509,986

Reinvested capital gains	4,323	10,015	-	-	8,646	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,098	36,274	131,575	97,508	42,245	67,479	199,595	486,853

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PMVFAD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	ACVIG3
Reinvested dividends	$14,276	197,164	163,306	69,720	341,025	1,804	56,412	51,989
Mortality and expense risk charges (note 2)	(14,164)	(17,921)	(48,885)	(35,944)	(68,930)	(32,969)	(16,241)	(47,288)

Net investment income (loss)	112	179,243	114,421	33,776	272,095	(31,165)	40,171	4,701

Realized gain (loss) on investments	112,728	101,012	327,520	228,666	235,771	418,055	138,990	(674,547)
Change in unrealized gain (loss) on investments	(1,248)	299,057	(128,985)	(111,071)	99,800	319,348	88,290	1,100,033

Net gain (loss) on investments	111,480	400,069	198,535	117,595	335,571	737,403	227,280	425,486

Reinvested capital gains	16,383	68,847	-	125,535	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$127,975	648,159	312,956	276,906	607,666	706,238	267,451	430,187

Investment Activity:	ACVU3	ACVV3	FQB	FC2R	FEI2R	FG2R	FTVFA2	SBTRP
Reinvested dividends	$4,017	135,523	-	93,937	75,414	3,941	28,829	559
Mortality and expense risk charges (note 2)	(10,354)	(82,779)	(45)	(148,385)	(72,928)	(56,078)	(8,690)	(413)

Net investment income (loss)	(6,337)	52,744	(45)	(54,448)	2,486	(52,137)	20,139	146

Realized gain (loss) on investments	(145,264)	(64,880)	3	(1,530,611)	(1,871,171)	(201,505)	4,594	(89)
Change in unrealized gain (loss) on investments	235,809	640,960	233	2,884,399	2,332,002	1,132,001	101,826	4,622

Net gain (loss) on investments	90,545	576,080	236	1,353,788	460,831	930,496	106,420	4,533

Reinvested capital gains	-	-	-	4,333	-	15,509	109	-

Net increase (decrease) in contract owners’ equity resulting from operations	$84,208	628,824	191	1,303,673	463,317	893,868	126,668	4,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBVI	SBIEP	SBMMP	PROUSN	PROAHY	PROA30	PROBR	PROBL
Reinvested dividends	$55,128	1,543	6	-	92,186	-	-	-
Mortality and expense risk charges (note 2)	(24,176)	(1,118)	(491)	(8,877)	(35,426)	(10,567)	(20,451)	(28,022)

Net investment income (loss)	30,952	425	(485)	(8,877)	56,760	(10,567)	(20,451)	(28,022)

Realized gain (loss) on investments	(49,866)	(2,846)	-	(691,485)	306,723	99,400	(338,070)	346,611
Change in unrealized gain (loss) on investments	163,549	5,132	-	900	86,753	15,406	(179,742)	(1,777)

Net gain (loss) on investments	113,683	2,286	-	(690,585)	393,476	114,806	(517,812)	344,834

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$144,635	2,711	(485)	(699,462)	450,236	104,239	(538,263)	316,812

Investment Activity:	PROEM	PROE30	PROINT	PROJP	PRON	PROOG	PRORRO	PROSEM
Reinvested dividends	$-	4,106	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(35,386)	(3,990)	(9,089)	(1,440)	(11,968)	(11,493)	(6,973)	(5,691)

Net investment income (loss)	(35,386)	116	(9,089)	(1,440)	(11,968)	(11,493)	(6,973)	(5,691)

Realized gain (loss) on investments	559,756	(31,649)	34,419	(42,642)	123,273	104,832	158,367	(112,451)
Change in unrealized gain (loss) on investments	228,699	836	65,322	(167)	13,293	231,347	(53,527)	(15,383)

Net gain (loss) on investments	788,455	(30,813)	99,741	(42,809)	136,566	336,179	104,840	(127,834)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$753,069	(30,697)	90,652	(44,249)	124,598	324,686	97,867	(133,525)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PROSIN	PROSN	PROGVP	PROUN	RVAAS	RVACS	RVAMS	RSRF
Reinvested dividends	$-	-	13,186	-	34,590	73,992	88,777	-
Mortality and expense risk charges (note 2)	(3,487)	(9,381)	(33,577)	(7,057)	(20,591)	(23,628)	(30,554)	(220,789)

Net investment income (loss)	(3,487)	(9,381)	(20,391)	(7,057)	13,999	50,364	58,223	(220,789)

Realized gain (loss) on investments	(86,569)	(279,184)	(299,122)	254,525	62,742	6,621	(3,312)	3,494,557
Change in unrealized gain (loss) on investments	(373)	(11,873)	25,396	(5,330)	269,713	107,780	277,638	(2,628,818)

Net gain (loss) on investments	(86,942)	(291,057)	(273,726)	249,195	332,455	114,401	274,326	865,739

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(90,429)	(300,438)	(294,117)	242,138	346,454	164,765	332,549	644,950

Investment Activity:	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD
Reinvested dividends	$8,819	11,463	29,570	90,952	121,003	-	128,381	-
Mortality and expense risk charges (note 2)	(40,479)	(181,255)	(46,335)	(238,892)	(104,486)	(115,486)	(102,517)	(172,087)

Net investment income (loss)	(31,660)	(169,792)	(16,765)	(147,940)	16,517	(115,486)	25,864	(172,087)

Realized gain (loss) on investments	(29,885)	152,685	41,091	1,117,267	150,656	501,134	673,144	(428,428)
Change in unrealized gain (loss) on investments	107,682	1,539,299	36,851	809,789	685,573	(84,294)	11,757	385,772

Net gain (loss) on investments	77,797	1,691,984	77,942	1,927,056	836,229	416,840	684,901	(42,656)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$46,137	1,522,192	61,177	1,779,116	852,746	301,354	710,765	(214,743)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE
Reinvested dividends	$107,133	33,872	-	-	-	57,580	-	42,583
Mortality and expense risk charges (note 2)	(143,798)	(82,054)	(162,813)	(280,371)	(151,120)	(208,957)	(224,576)	(57,114)

Net investment income (loss)	(36,665)	(48,182)	(162,813)	(280,371)	(151,120)	(151,377)	(224,576)	(14,531)

Realized gain (loss) on investments	965,459	1,400,811	(252,490)	(1,479,625)	(1,290,497)	(878,327)	(1,002,476)	(1,558,449)
Change in unrealized gain (loss) on investments	40,377	(97,695)	1,725,046	2,731,660	(1,292,750)	1,619,381	1,976,899	139,585

Net gain (loss) on investments	1,005,836	1,303,116	1,472,556	1,252,035	(2,583,247)	741,054	974,423	(1,418,864)

Reinvested capital gains	-	-	-	-	1,021,245	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$969,171	1,254,934	1,309,743	971,664	(1,713,122)	589,677	749,847	(1,433,395)

Investment Activity:	RFSF	RUGB	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC
Reinvested dividends	$45,482	491,688	26,032	34,494	-	-	-	-
Mortality and expense risk charges (note 2)	(119,242)	(298,040)	(191,161)	(79,854)	(152,231)	(148,876)	(106,841)	(31,589)

Net investment income (loss)	(73,760)	193,648	(165,129)	(45,360)	(152,231)	(148,876)	(106,841)	(31,589)

Realized gain (loss) on investments	(312,020)	(548,214)	478,211	(586,529)	1,200,601	(3,478,804)	(841,720)	(1,103,121)
Change in unrealized gain (loss) on investments	265,622	750,042	(498,658)	(369,865)	(823,460)	(63,101)	(398,858)	7,099

Net gain (loss) on investments	(46,398)	201,828	(20,447)	(956,394)	377,141	(3,541,905)	(1,240,578)	(1,096,022)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(120,158)	395,476	(185,576)	(1,001,754)	224,910	(3,690,781)	(1,347,419)	(1,127,611)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RAF	RVISC	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ
Reinvested dividends	$-	-	-	-	7,034	-	-	17,472
Mortality and expense risk charges (note 2)	(107,574)	(83,406)	(389,621)	(45,273)	(156,013)	(174,228)	(103,469)	(14,990)

Net investment income (loss)	(107,574)	(83,406)	(389,621)	(45,273)	(148,979)	(174,228)	(103,469)	2,482

Realized gain (loss) on investments	(1,912,452)	(2,269,895)	(11,584,956)	477,697	964,360	(1,193,071)	1,203,023	598,799
Change in unrealized gain (loss) on investments	246,336	134,494	(174,054)	39,803	(528,342)	292,179	463,216	(158,950)

Net gain (loss) on investments	(1,666,116)	(2,135,401)	(11,759,010)	517,500	436,018	(900,892)	1,666,239	439,849

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,773,690)	(2,218,807)	(12,148,631)	472,227	287,039	(1,075,120)	1,562,770	442,331

Investment Activity:	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK
Reinvested dividends	$-	-	-	33,090	1,851	294,566	-	-
Mortality and expense risk charges (note 2)	(150,731)	(101,062)	(144,164)	(217,485)	(550,359)	(306,679)	(134,733)	(96,055)

Net investment income (loss)	(150,731)	(101,062)	(144,164)	(184,395)	(548,508)	(12,113)	(134,733)	(96,055)

Realized gain (loss) on investments	75,254	1,816,218	1,758,106	1,942,000	3,804,355	2,876,733	(47,106)	686,760
Change in unrealized gain (loss) on investments	290,175	(363,269)	(159,572)	(215,418)	9,029,474	(374,098)	170,329	192,029

Net gain (loss) on investments	365,429	1,452,949	1,598,534	1,726,582	12,833,829	2,502,635	123,223	878,789

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$214,698	1,351,887	1,454,370	1,542,187	12,285,321	2,490,522	(11,510)	782,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL
Reinvested dividends	$-	-	98,596	-	55,254	-	-	-
Mortality and expense risk charges (note 2)	(109,746)	(202,582)	(242,388)	(304,959)	(168,417)	(87,004)	(113,408)	(69,703)

Net investment income (loss)	(109,746)	(202,582)	(143,792)	(304,959)	(113,163)	(87,004)	(113,408)	(69,703)

Realized gain (loss) on investments	1,390,276	2,519,920	1,619,064	4,619,842	1,152,899	513,875	(267,687)	(463,094)
Change in unrealized gain (loss) on investments	150,962	(177,397)	772,611	(1,203,057)	(48,429)	166,591	1,030,042	(126,806)

Net gain (loss) on investments	1,541,238	2,342,523	2,391,675	3,416,785	1,104,470	680,466	762,355	(589,900)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,431,492	2,139,941	2,247,883	3,111,826	991,307	593,462	648,947	(659,603)

Investment Activity:	RTEC	RTEL	RTRF	RUTL	RVWDL	WRASP	NVMM2
Reinvested dividends	$-	63,481	-	310,631	-	13,040	436
Mortality and expense risk charges (note 2)	(192,381)	(41,887)	(116,231)	(142,435)	(24,807)	(94,791)	(3,977,478)

Net investment income (loss)	(192,381)	21,594	(116,231)	168,196	(24,807)	(81,751)	(3,977,042)

Realized gain (loss) on investments	448,974	357,206	49,822	418,111	(456,495)	97,445	-
Change in unrealized gain (loss) on investments	(838,277)	9,218	105,942	(31,948)	173,920	1,594,281	-

Net gain (loss) on investments	(389,303)	366,424	155,764	386,163	(282,575)	1,691,726	-

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(581,684)	388,018	39,533	554,359	(307,382)	1,609,975	(3,977,042)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA3		CSCRS		HIBF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,511,069)	(5,664,297)	98,837	-	33,421	-	3,209,591	2,680,364
Realized gain (loss) on investments	8,799,424	(1,724,132)	848	-	52,469	-	7,217,672	1,963,024
Change in unrealized gain (loss) on investments	32,343,120	89,697,232	1,170,134	-	25,477	-	(5,663,213)	7,765,209
Reinvested capital gains	2,560,365	14,026,514	104,974	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,191,840	96,335,317	1,374,793	-	111,367	-	4,764,050	12,408,597

Equity transactions:
Purchase payments received from contract owners (note 3)	198,007,338	186,281,506	1,315,452	-	213,617	-	4,664,774	1,012,095
Transfers between funds	-	-	16,403,971	-	361,171	-	1,219,438	37,842,121
Redemptions (note 3)	(183,843,567)	(161,332,944)	(641,960)	-	(67,487)	-	(4,995,027)	(3,006,274)
Annuity benefits	(346,257)	(403,194)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,721)	(2,046)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,584,182)	(1,913,569)	(2,339)	-	(14)	-	(15,310)	(15,617)
Adjustments to maintain reserves	354,680	(329,216)	(1,644)	-	32	-	(37)	(172)

Net equity transactions	12,586,291	22,300,537	17,073,480	-	507,319	-	873,838	35,832,153

Net change in contract owners’ equity	50,778,131	118,635,854	18,448,273	-	618,686	-	5,637,888	48,240,750
Contract owners’ equity beginning of period	1,061,727,245	943,091,391	-	-	-	-	59,088,133	10,847,383

Contract owners’ equity end of period	$1,112,505,376	1,061,727,245	18,448,273	-	618,686	-	64,726,021	59,088,133

CHANGES IN UNITS:
Beginning units	104,014,346	104,965,971	-	-	-	-	5,140,397	1,358,208
Units purchased	747,467,057	741,616,721	2,468,884	-	122,031	-	9,173,220	7,778,043
Units redeemed	(750,946,107)	(742,568,346)	(748,552)	-	(69,736)	-	(9,253,475)	(3,995,854)

Ending units	100,535,296	104,014,346	1,720,332	-	52,295	-	5,060,142	5,140,397

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEM3		NVCRA2		NVCRB2		NVCCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(8,399)	-	(13,505)	-	(2,588)	-	(1,615)	-
Realized gain (loss) on investments	39,527	-	160,324	-	14,452	-	(19,807)	-
Change in unrealized gain (loss) on investments	154,569	-	(8,808)	-	54,881	-	89,786	-
Reinvested capital gains	-	-	44,925	-	-	-	43	-

Net increase (decrease) in contract owners’ equity resulting from operations	185,697	-	182,936	-	66,745	-	68,407	-

Equity transactions:
Purchase payments received from contract owners (note 3)	109,215	-	(310)	-	100	-	372,582	-
Transfers between funds	2,252,126	-	633,668	-	971,103	-	831,704	-
Redemptions (note 3)	(52,585)	-	(180,669)	-	(11,558)	-	(67,964)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,359)	-	-	-	(76)	-	(97)	-
Adjustments to maintain reserves	(3)	-	(4)	-	(10)	-	10	-

Net equity transactions	2,307,394	-	452,685	-	959,559	-	1,136,235	-

Net change in contract owners’ equity	2,493,091	-	635,621	-	1,026,304	-	1,204,642	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,493,091	-	635,621	-	1,026,304	-	1,204,642	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	236,820	-	684,806	-	115,883	-	174,385	-
Units redeemed	(33,080)	-	(626,328)	-	(20,405)	-	(62,609)	-

Ending units	203,740	-	58,478	-	95,478	-	111,776	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,649)	-	(9,508)	-	(4,247)	-	(4,163)	-
Realized gain (loss) on investments	35,500	-	50,644	-	23,205	-	68,965	-
Change in unrealized gain (loss) on investments	82,024	-	200,738	-	81,283	-	63,591	-
Reinvested capital gains	47,883	-	-	-	-	-	1,951	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,758	-	241,874	-	100,241	-	130,344	-

Equity transactions:
Purchase payments received from contract owners (note 3)	391,826	-	104,157	-	127,824	-	106,326	-
Transfers between funds	4,760,804	-	2,759,056	-	1,108,423	-	973,221	-
Redemptions (note 3)	(147,779)	-	(96,131)	-	(6,931)	-	(27,406)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,526)	-	(1,131)	-	-	-	(706)	-
Adjustments to maintain reserves	(147)	-	(777)	-	(41)	-	(1)	-

Net equity transactions	5,003,178	-	2,765,174	-	1,229,275	-	1,051,434	-

Net change in contract owners’ equity	5,160,936	-	3,007,048	-	1,329,516	-	1,181,778	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$5,160,936	-	3,007,048	-	1,329,516	-	1,181,778	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	760,414	-	481,814	-	155,461	-	354,923	-
Units redeemed	(263,907)	-	(196,997)	-	(30,661)	-	(243,319)	-

Ending units	496,507	-	284,817	-	124,800	-	111,604	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF3		GBF3		GVIDA6		NVDBL6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(987)	(1,061)	390,318	387,688	20,250	(33,869)	(511)	-
Realized gain (loss) on investments	(4,273)	(235,555)	277,618	225,457	(1,203,717)	(2,530,588)	(377)	-
Change in unrealized gain (loss) on investments	42,261	300,928	(1,042,905)	(802,633)	1,809,260	3,435,744	27,697	-
Reinvested capital gains	-	-	1,021,276	315,726	-	263,907	871	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,001	64,312	646,307	126,238	625,793	1,135,194	27,680	-

Equity transactions:
Purchase payments received from contract owners (note 3)	257	11,190	965,493	2,547,297	266,111	16,447	24,000	-
Transfers between funds	115,782	(120,800)	8,072,335	3,517,489	(2,262,182)	1,069,866	532,793	-
Redemptions (note 3)	(147,047)	(80,077)	(3,968,930)	(3,308,628)	(732,062)	(584,575)	(5,297)	-
Annuity benefits	-	-	(14,175)	(15,017)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	(823)	(28,543)	(44,930)	(6,768)	(5,365)	(26)	-
Adjustments to maintain reserves	(943)	(934)	4	(264)	(152)	(117)	(4)	-

Net equity transactions	(31,987)	(191,444)	5,026,184	2,695,947	(2,735,053)	496,256	551,466	-

Net change in contract owners’ equity	5,014	(127,132)	5,672,491	2,822,185	(2,109,260)	1,631,450	579,146	-
Contract owners’ equity beginning of period	285,490	412,622	21,367,205	18,545,020	7,094,389	5,462,939	-	-

Contract owners’ equity end of period	$290,504	285,490	27,039,696	21,367,205	4,985,129	7,094,389	579,146	-

CHANGES IN UNITS:
Beginning units	27,729	50,588	1,651,392	1,445,042	640,695	619,874	-	-
Units purchased	22,394	8,525	1,976,913	1,389,371	252,518	304,929	59,495	-
Units redeemed	(25,022)	(31,384)	(1,607,638)	(1,183,021)	(497,102)	(284,108)	(3,743)	-

Ending units	25,101	27,729	2,020,667	1,651,392	396,111	640,695	55,752	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA6		GVIDC6		GVIDM6		GVDMA6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$62	-	149,731	40,857	124,324	10,375	50,524	(11,812)
Realized gain (loss) on investments	4,415	-	278,896	(257,564)	(1,891,335)	(2,260,342)	(1,284,744)	(3,224,810)
Change in unrealized gain (loss) on investments	18,254	-	218,362	860,012	3,651,151	4,540,680	2,181,158	4,634,630
Reinvested capital gains	306	-	63,191	46,683	-	396,491	-	473,288

Net increase (decrease) in contract owners’ equity resulting from operations	23,037	-	710,180	689,988	1,884,140	2,687,204	946,938	1,871,296

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,215,572	1,100,523	925,175	908,168	242,281	411,895
Transfers between funds	266,349	-	5,619,111	4,137,160	3,017,694	2,180,696	(828,758)	99,692
Redemptions (note 3)	(64,720)	-	(2,133,255)	(1,613,545)	(2,907,694)	(2,341,485)	(1,371,408)	(1,601,768)
Annuity benefits	-	-	-	-	(734)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(7,454)	(12,349)	(6,865)	(18,259)	(14,253)	(37,338)
Adjustments to maintain reserves	(11)	-	101	(59)	(840)	(243)	831	(218)

Net equity transactions	201,618	-	4,694,075	3,611,730	1,026,736	728,877	(1,971,307)	(1,127,737)

Net change in contract owners’ equity	224,655	-	5,404,255	4,301,718	2,910,876	3,416,081	(1,024,369)	743,559
Contract owners’ equity beginning of period	-	-	11,706,640	7,404,922	20,285,257	16,869,176	10,674,029	9,930,470

Contract owners’ equity end of period	$224,655	-	17,110,895	11,706,640	23,196,133	20,285,257	9,649,660	10,674,029

CHANGES IN UNITS:
Beginning units	-	-	1,024,761	698,779	1,781,508	1,744,209	940,058	1,069,845
Units purchased	31,102	-	1,946,173	787,979	963,028	668,817	363,747	433,311
Units redeemed	(9,718)	-	(1,517,735)	(461,997)	(884,638)	(631,518)	(541,794)	(563,098)

Ending units	21,384	-	1,453,199	1,024,761	1,859,898	1,781,508	762,011	940,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC6		SAM		NVMIG6		GVDIV6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$98,104	23,606	(512)	-	1,827	-	13,566	-
Realized gain (loss) on investments	80,706	(1,081,337)	-	-	14,371	-	16,862	-
Change in unrealized gain (loss) on investments	787,144	1,784,524	-	-	66,693	-	56,792	-
Reinvested capital gains	-	120,647	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	965,954	847,440	(512)	-	82,891	-	87,220	-

Equity transactions:
Purchase payments received from contract owners (note 3)	343,264	1,110,865	-	-	83,623	-	106,113	-
Transfers between funds	6,189,088	1,852,884	66,271	-	1,188,547	-	648,428	-
Redemptions (note 3)	(1,987,795)	(663,638)	(37,477)	-	(25,495)	-	(3,070)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(46)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,566)	(3,579)	-	-	(839)	-	-	-
Adjustments to maintain reserves	(24)	(114)	(5)	-	(43)	-	(16)	-

Net equity transactions	4,535,967	2,296,418	28,743	-	1,245,793	-	751,455	-

Net change in contract owners’ equity	5,501,921	3,143,858	28,231	-	1,328,684	-	838,675	-
Contract owners’ equity beginning of period	9,820,399	6,676,541	-	-	-	-	-	-

Contract owners’ equity end of period	$15,322,320	9,820,399	28,231	-	1,328,684	-	838,675	-

CHANGES IN UNITS:
Beginning units	855,329	657,880	-	-	-	-	-	-
Units purchased	779,277	672,375	6,627	-	125,812	-	89,036	-
Units redeemed	(381,848)	(474,926)	(3,779)	-	(8,297)	-	(10,371)	-

Ending units	1,252,758	855,329	2,848	-	117,515	-	78,665	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(747)	-	(372)	-	(7,643)	(5,478)	(2,988)	-
Realized gain (loss) on investments	23,291	-	(598)	-	34,200	9,820	27,158	-
Change in unrealized gain (loss) on investments	(2,769)	-	27,229	-	105,018	119,536	73,338	-
Reinvested capital gains	4,323	-	10,015	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,098	-	36,274	-	131,575	123,878	97,508	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,381	-	68,546	-	257	(53)	3,127	-
Transfers between funds	117,737	-	190,730	-	(39,329)	544,319	1,294,514	-
Redemptions (note 3)	(21,348)	-	(1,469)	-	(83,236)	(58,823)	(77,608)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(5)	-	(36)	(972)	(1,277)	-
Adjustments to maintain reserves	22	-	4	-	(286)	(1,550)	(22)	-

Net equity transactions	100,792	-	257,806	-	(122,630)	482,921	1,218,734	-

Net change in contract owners’ equity	124,890	-	294,080	-	8,945	606,799	1,316,242	-
Contract owners’ equity beginning of period	-	-	-	-	606,799	-	-	-

Contract owners’ equity end of period	$124,890	-	294,080	-	615,744	606,799	1,316,242	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	51,431	-	-	-
Units purchased	89,661	-	31,476	-	3,524	63,337	139,227	-
Units redeemed	(78,626)	-	(4,772)	-	(14,921)	(11,906)	(24,620)	-

Ending units	11,035	-	26,704	-	40,034	51,431	114,607	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF3		SCVF3		SCF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$585	-	(3,495)	(3,833)	(5,611)	(3,806)	(23,133)	(17,050)
Realized gain (loss) on investments	21,110	-	2,375	(102,628)	(38,222)	(168,355)	17,530	(678,613)
Change in unrealized gain (loss) on investments	11,904	-	68,599	169,008	243,428	259,722	492,456	1,117,057
Reinvested capital gains	8,646	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,245	-	67,479	62,547	199,595	87,561	486,853	421,394

Equity transactions:
Purchase payments received from contract owners (note 3)	2,694	-	10,244	26,462	3,833	13,073	126,468	45,379
Transfers between funds	236,721	-	217,867	(4,596)	446,929	(63,685)	403,464	469,193
Redemptions (note 3)	(86,848)	-	(5,526)	(82,858)	(77,403)	(45,609)	(215,223)	(273,740)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(528)	-	(14)	(1,730)	(75)	(411)	(2,256)	(3,331)
Adjustments to maintain reserves	(6)	-	(13)	(36)	(62)	(61)	(117)	(99)

Net equity transactions	152,033	-	222,558	(62,758)	373,222	(96,693)	312,336	237,402

Net change in contract owners’ equity	194,278	-	290,037	(211)	572,817	(9,132)	799,189	658,796
Contract owners’ equity beginning of period	-	-	240,314	240,525	480,065	489,197	2,092,955	1,434,159

Contract owners’ equity end of period	$194,278	-	530,351	240,314	1,052,882	480,065	2,892,144	2,092,955

CHANGES IN UNITS:
Beginning units	-	-	28,923	36,528	41,827	53,479	163,471	148,984
Units purchased	40,348	-	39,264	24,494	72,738	12,539	129,044	92,392
Units redeemed	(22,859)	-	(16,563)	(32,099)	(40,802)	(24,191)	(109,933)	(77,905)

Ending units	17,489	-	51,624	28,923	73,763	41,827	182,582	163,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVFAD		PMVRSD		PMVEBD		PMVGBD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$112	-	179,243	-	114,421	-	33,776	-
Realized gain (loss) on investments	112,728	-	101,012	-	327,520	-	228,666	-
Change in unrealized gain (loss) on investments	(1,248)	-	299,057	-	(128,985)	-	(111,071)	-
Reinvested capital gains	16,383	-	68,847	-	-	-	125,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,975	-	648,159	-	312,956	-	276,906	-

Equity transactions:
Purchase payments received from contract owners (note 3)	193,158	-	214,221	-	518,550	-	673,063	-
Transfers between funds	1,918,649	-	3,817,549	-	5,515,494	-	4,636,024	-
Redemptions (note 3)	(54,290)	-	(128,131)	-	(247,901)	-	(279,325)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(125)	-	(1,046)	-	(3,891)	-	(2,006)	-
Adjustments to maintain reserves	(116)	-	(33,279)	-	(1,558)	-	(813)	-

Net equity transactions	2,057,276	-	3,869,314	-	5,780,694	-	5,026,943	-

Net change in contract owners’ equity	2,185,251	-	4,517,473	-	6,093,650	-	5,303,849	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,185,251	-	4,517,473	-	6,093,650	-	5,303,849	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	366,882	-	546,874	-	1,310,176	-	905,599	-
Units redeemed	(168,231)	-	(178,306)	-	(735,410)	-	(418,639)	-

Ending units	198,651	-	368,568	-	574,766	-	486,960	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVHYD		PIVEM2		PIHYB2		ACVIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$272,095	-	(31,165)	-	40,171	-	4,701	89,636
Realized gain (loss) on investments	235,771	-	418,055	-	138,990	-	(674,547)	(844,743)
Change in unrealized gain (loss) on investments	99,800	-	319,348	-	88,290	-	1,100,033	1,130,114
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	607,666	-	706,238	-	267,451	-	430,187	375,007

Equity transactions:
Purchase payments received from contract owners (note 3)	337,270	-	358,239	-	90,508	-	321,117	33,901
Transfers between funds	11,084,623	-	5,969,932	-	3,175,839	-	1,028,940	170,323
Redemptions (note 3)	(303,829)	-	(192,309)	-	(262,145)	-	(658,040)	(267,359)
Annuity benefits	-	-	-	-	-	-	(1,461)	(1,380)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,523)	-	(2,099)	-	(5,324)	-	(2,288)	(5,506)
Adjustments to maintain reserves	(4,112)	-	(78)	-	709	-	(2)	(76)

Net equity transactions	11,110,429	-	6,133,685	-	2,999,587	-	688,266	(70,097)

Net change in contract owners’ equity	11,718,095	-	6,839,923	-	3,267,038	-	1,118,453	304,910
Contract owners’ equity beginning of period	-	-	-	-	-	-	3,336,506	3,031,596

Contract owners’ equity end of period	$11,718,095	-	6,839,923	-	3,267,038	-	4,454,959	3,336,506

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	324,541	343,435
Units purchased	2,536,709	-	1,316,255	-	724,379	-	213,356	104,533
Units redeemed	(1,429,221)	-	(705,134)	-	(438,247)	-	(154,213)	(123,427)

Ending units	1,107,488	-	611,121	-	286,132	-	383,684	324,541

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU3		ACVV3		FQB		FC2R
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(6,337)	(8,865)	52,744	234,419	(45)	-	(54,448)	(56,089)
Realized gain (loss) on investments	(145,264)	(143,126)	(64,880)	(2,566,225)	3	-	(1,530,611)	(6,138,297)
Change in unrealized gain (loss) on investments	235,809	364,290	640,960	3,030,183	233	-	2,884,399	9,466,960
Reinvested capital gains	-	-	-	-	-	-	4,333	3,041

Net increase (decrease) in contract owners’ equity resulting from operations	84,208	212,299	628,824	698,377	191	-	1,303,673	3,275,615

Equity transactions:
Purchase payments received from contract owners (note 3)	-	9,133	571,701	100,389	-	-	162,730	79,455
Transfers between funds	(6,354)	43,312	1,599,490	(191,160)	4,551	-	(1,573,979)	(2,146,268)
Redemptions (note 3)	(117,305)	(82,881)	(916,144)	(790,488)	-	-	(1,990,301)	(1,846,769)
Annuity benefits	-	-	(1,804)	(1,667)	-	-	(1,970)	(1,790)
Contract maintenance charges (note 2)	-	-	-	-	(12)	-	-	-
Contingent deferred sales charges (note 2)	(249)	(3,396)	(5,881)	(18,159)	-	-	(8,082)	(33,418)
Adjustments to maintain reserves	(19)	(82)	(987)	(227)	(5)	-	1,525	(63)

Net equity transactions	(123,927)	(33,914)	1,246,375	(901,312)	4,534	-	(3,410,077)	(3,948,853)

Net change in contract owners’ equity	(39,719)	178,385	1,875,199	(202,935)	4,725	-	(2,106,404)	(673,238)
Contract owners’ equity beginning of period	859,093	680,708	5,723,758	5,926,693	-	-	12,378,584	13,051,822

Contract owners’ equity end of period	$819,374	859,093	7,598,957	5,723,758	4,725	-	10,272,180	12,378,584

CHANGES IN UNITS:
Beginning units	91,946	96,850	481,074	586,741	-	-	908,969	1,277,175
Units purchased	17,664	24,630	444,244	226,112	304	-	216,637	303,164
Units redeemed	(33,252)	(29,534)	(355,821)	(331,779)	(1)	-	(473,792)	(671,370)

Ending units	76,358	91,946	569,497	481,074	303	-	651,814	908,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2R		FG2R		FTVFA2		SBTRP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,486	24,252	(52,137)	(52,563)	20,139	-	146	23
Realized gain (loss) on investments	(1,871,171)	(1,907,183)	(201,505)	(1,007,884)	4,594	-	(89)	(167)
Change in unrealized gain (loss) on investments	2,332,002	2,934,285	1,132,001	1,989,360	101,826	-	4,622	6,868
Reinvested capital gains	-	-	15,509	3,210	109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	463,317	1,051,354	893,868	932,123	126,668	-	4,679	6,724

Equity transactions:
Purchase payments received from contract owners (note 3)	64,268	132,281	72,722	59,161	335,391	-	-	-
Transfers between funds	576,496	(567,282)	1,286,787	418,704	1,111,222	-	-	-
Redemptions (note 3)	(1,041,057)	(706,912)	(579,559)	(397,925)	(40,125)	-	-	-
Annuity benefits	(1,649)	(1,514)	(1,716)	(1,551)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(11)	(10)
Contingent deferred sales charges (note 2)	(7,433)	(15,549)	(4,722)	(7,199)	(52)	-	-	-
Adjustments to maintain reserves	(195)	(37)	105	9	(27)	-	12	9

Net equity transactions	(409,570)	(1,159,013)	773,617	71,199	1,406,409	-	1	(1)

Net change in contract owners’ equity	53,747	(107,659)	1,667,485	1,003,322	1,533,077	-	4,680	6,723
Contract owners’ equity beginning of period	5,002,466	5,110,125	3,938,693	2,935,371	-	-	31,016	24,293

Contract owners’ equity end of period	$5,056,213	5,002,466	5,606,178	3,938,693	1,533,077	-	35,696	31,016

CHANGES IN UNITS:
Beginning units	489,408	640,409	445,278	418,788	-	-	1,436	1,436
Units purchased	329,560	127,131	380,946	268,618	181,962	-	-	-
Units redeemed	(381,565)	(278,132)	(307,721)	(242,128)	(38,899)	-	-	-

Ending units	437,403	489,408	518,503	445,278	143,063	-	1,436	1,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBVI		SBIEP		SBMMP		PROUSN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,952	10,972	425	(163)	(485)	(1,765)	(8,877)	-
Realized gain (loss) on investments	(49,866)	(326,546)	(2,846)	(41,040)	-	-	(691,485)	-
Change in unrealized gain (loss) on investments	163,549	714,136	5,132	59,754	-	-	900	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	144,635	398,562	2,711	18,551	(485)	(1,765)	(699,462)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	26,203	-
Transfers between funds	2,063	(277,391)	20,284	(14,415)	(93,169)	291,806	823,272	-
Redemptions (note 3)	(92,306)	(253,825)	-	-	(101,139)	(189,763)	(72,647)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,525)	(1,873)	(30)	(22)	(97)	(141)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(5,192)	-
Adjustments to maintain reserves	7	(74)	1	(3)	(2)	4	1,095	-

Net equity transactions	(91,761)	(533,163)	20,255	(14,440)	(194,407)	101,906	772,731	-

Net change in contract owners’ equity	52,874	(134,601)	22,966	4,111	(194,892)	100,141	73,269	-
Contract owners’ equity beginning of period	1,906,211	2,040,812	76,194	72,083	194,892	94,751	-	-

Contract owners’ equity end of period	$1,959,085	1,906,211	99,160	76,194	-	194,892	73,269	-

CHANGES IN UNITS:
Beginning units	250,350	329,358	6,609	7,937	14,536	6,991	-	-
Units purchased	258	-	1,796	-	-	21,648	2,873,612	-
Units redeemed	(12,465)	(79,008)	(3)	(1,328)	(14,536)	(14,103)	(2,863,649)	-

Ending units	238,143	250,350	8,402	6,609	-	14,536	9,963	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PROAHY		PROA30		PROBR		PROBL
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$56,760	-	(10,567)	-	(20,451)	-	(28,022)	-
Realized gain (loss) on investments	306,723	-	99,400	-	(338,070)	-	346,611	-
Change in unrealized gain (loss) on investments	86,753	-	15,406	-	(179,742)	-	(1,777)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	450,236	-	104,239	-	(538,263)	-	316,812	-

Equity transactions:
Purchase payments received from contract owners (note 3)	43,687	-	131,865	-	24,652	-	968,540	-
Transfers between funds	5,836,710	-	5,214,420	-	3,950,141	-	3,017,614	-
Redemptions (note 3)	(270,856)	-	(110,247)	-	(85,830)	-	(334,733)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,740)	-	(1,311)	-	(2,449)	-	(17,398)	-
Adjustments to maintain reserves	(489)	-	(59)	-	7,154	-	(19,488)	-

Net equity transactions	5,605,312	-	5,234,668	-	3,893,668	-	3,614,535	-

Net change in contract owners’ equity	6,055,548	-	5,338,907	-	3,355,405	-	3,931,347	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$6,055,548	-	5,338,907	-	3,355,405	-	3,931,347	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	3,011,140	-	1,299,209	-	1,772,129	-	4,560,968	-
Units redeemed	(2,454,256)	-	(818,480)	-	(1,398,145)	-	(4,180,968)	-

Ending units	556,884	-	480,729	-	373,984	-	380,000	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PROEM		PROE30		PROINT		PROJP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(35,386)	-	116	-	(9,089)	-	(1,440)	-
Realized gain (loss) on investments	559,756	-	(31,649)	-	34,419	-	(42,642)	-
Change in unrealized gain (loss) on investments	228,699	-	836	-	65,322	-	(167)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	753,069	-	(30,697)	-	90,652	-	(44,249)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	456,298	-	7,396	-	16,373	-	19	-
Transfers between funds	5,873,702	-	194,330	-	2,508,419	-	539,195	-
Redemptions (note 3)	(254,038)	-	(33,915)	-	(55,856)	-	(2,643)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,438)	-	(165)	-	(515)	-	(6)	-
Adjustments to maintain reserves	(618)	-	(183)	-	(31)	-	(11)	-

Net equity transactions	6,071,906	-	167,463	-	2,468,390	-	536,554	-

Net change in contract owners’ equity	6,824,975	-	136,766	-	2,559,042	-	492,305	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$6,824,975	-	136,766	-	2,559,042	-	492,305	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,235,942	-	432,023	-	604,594	-	1,450,528	-
Units redeemed	(1,615,656)	-	(419,088)	-	(368,912)	-	(1,395,346)	-

Ending units	620,286	-	12,935	-	235,682	-	55,182	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PRON		PROOG		PRORRO		PROSEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,968)	-	(11,493)	-	(6,973)	-	(5,691)	-
Realized gain (loss) on investments	123,273	-	104,832	-	158,367	-	(112,451)	-
Change in unrealized gain (loss) on investments	13,293	-	231,347	-	(53,527)	-	(15,383)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,598	-	324,686	-	97,867	-	(133,525)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	354,603	-	268,603	-	216,745	-	1,307	-
Transfers between funds	1,023,338	-	5,450,093	-	2,470,867	-	482,535	-
Redemptions (note 3)	(74,332)	-	(57,209)	-	(257,026)	-	(9,511)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,753)	-	(279)	-	(11,144)	-	(342)	-
Adjustments to maintain reserves	(3,534)	-	(21,542)	-	(1,401)	-	(2,100)	-

Net equity transactions	1,298,322	-	5,639,666	-	2,418,041	-	471,889	-

Net change in contract owners’ equity	1,422,920	-	5,964,352	-	2,515,908	-	338,364	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$1,422,920	-	5,964,352	-	2,515,908	-	338,364	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,007,380	-	930,247	-	1,401,241	-	1,327,708	-
Units redeemed	(1,874,969)	-	(390,680)	-	(1,115,616)	-	(1,286,977)	-

Ending units	132,411	-	539,567	-	285,625	-	40,731	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PROSIN		PROSN		PROGVP		PROUN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,487)	-	(9,381)	-	(20,391)	-	(7,057)	-
Realized gain (loss) on investments	(86,569)	-	(279,184)	-	(299,122)	-	254,525	-
Change in unrealized gain (loss) on investments	(373)	-	(11,873)	-	25,396	-	(5,330)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,429)	-	(300,438)	-	(294,117)	-	242,138	-

Equity transactions:
Purchase payments received from contract owners (note 3)	19,236	-	13,176	-	414,833	-	7,370	-
Transfers between funds	99,936	-	1,132,387	-	2,549,110	-	410,245	-
Redemptions (note 3)	(5,101)	-	(57,235)	-	(607,419)	-	(33,607)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(21)	-	(1,313)	-	(5,267)	-	(856)	-
Adjustments to maintain reserves	1,526	-	(19)	-	(122)	-	(238)	-

Net equity transactions	115,576	-	1,086,996	-	2,351,135	-	382,914	-

Net change in contract owners’ equity	25,147	-	786,558	-	2,057,018	-	625,052	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$25,147	-	786,558	-	2,057,018	-	625,052	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	806,862	-	955,144	-	2,650,904	-	1,173,828	-
Units redeemed	(803,912)	-	(864,274)	-	(2,455,615)	-	(1,118,836)	-

Ending units	2,950	-	90,870	-	195,289	-	54,992	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVAAS		RVACS		RVAMS		RSRF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,999	-	50,364	-	58,223	-	(220,789)	(321,503)
Realized gain (loss) on investments	62,742	-	6,621	-	(3,312)	-	3,494,557	(9,463,759)
Change in unrealized gain (loss) on investments	269,713	-	107,780	-	277,638	-	(2,628,818)	14,413,766
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	346,454	-	164,765	-	332,549	-	644,950	4,628,504

Equity transactions:
Purchase payments received from contract owners (note 3)	53,675	-	175,929	-	154,069	-	1,122,673	1,270,939
Transfers between funds	4,690,683	-	2,702,248	-	4,340,929	-	(6,574,995)	(2,123,084)
Redemptions (note 3)	(467,146)	-	(63,133)	-	(151,906)	-	(2,466,837)	(4,066,554)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,013)	-	(41)	-	(3,199)	-	(32,525)	(65,420)
Adjustments to maintain reserves	(625)	-	(370)	-	(2,742)	-	34,242	(4,242)

Net equity transactions	4,275,574	-	2,814,633	-	4,337,151	-	(7,917,442)	(4,988,361)

Net change in contract owners’ equity	4,622,028	-	2,979,398	-	4,669,700	-	(7,272,492)	(359,857)
Contract owners’ equity beginning of period	-	-	-	-	-	-	19,107,329	19,467,186

Contract owners’ equity end of period	$4,622,028	-	2,979,398	-	4,669,700	-	11,834,837	19,107,329

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,646,126	2,101,946
Units purchased	551,180	-	464,309	-	507,347	-	1,603,838	1,815,660
Units redeemed	(106,143)	-	(171,708)	-	(46,664)	-	(2,304,566)	(2,271,480)

Ending units	445,037	-	292,601	-	460,683	-	945,398	1,646,126

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVASA		RVAMR		RBKF		RBMF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(31,660)	(16,539)	(169,792)	(53,344)	(16,765)	137,669	(147,940)	(206,311)
Realized gain (loss) on investments	(29,885)	25,872	152,685	(2,493,176)	41,091	(911,154)	1,117,267	4,244,885
Change in unrealized gain (loss) on investments	107,682	17,862	1,539,299	4,697,970	36,851	(23,255)	809,789	688,949
Reinvested capital gains	-	-	-	-	-	-	-	682,924

Net increase (decrease) in contract owners’ equity resulting from operations	46,137	27,195	1,522,192	2,151,450	61,177	(796,740)	1,779,116	5,410,447

Equity transactions:
Purchase payments received from contract owners (note 3)	573,910	1,188,461	731,122	444,470	275,978	917,675	551,737	686,900
Transfers between funds	1,689,691	320,454	2,455,713	1,758,616	752,771	(13,085,425)	(5,177,015)	14,236,477
Redemptions (note 3)	(174,591)	(82,878)	(1,063,901)	(1,001,272)	(227,277)	(924,177)	(2,594,479)	(2,292,786)
Annuity benefits	-	-	-	-	-	-	(7,554)	(6,285)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,522)	(2,008)	(9,866)	(12,163)	(1,904)	(20,246)	(19,083)	(22,568)
Adjustments to maintain reserves	43	(49)	2,733	(317)	70,006	(39,759)	(4,180)	615

Net equity transactions	2,086,531	1,423,980	2,115,801	1,189,334	869,574	(13,151,932)	(7,250,574)	12,602,353

Net change in contract owners’ equity	2,132,668	1,451,175	3,637,993	3,340,784	930,751	(13,948,672)	(5,471,458)	18,012,800
Contract owners’ equity beginning of period	1,525,923	74,748	9,893,619	6,552,835	1,815,371	15,764,043	24,986,294	6,973,494

Contract owners’ equity end of period	$3,658,591	1,525,923	13,531,612	9,893,619	2,746,122	1,815,371	19,514,836	24,986,294

CHANGES IN UNITS:
Beginning units	155,760	7,573	1,152,844	1,041,892	292,935	2,475,430	1,278,562	541,731
Units purchased	600,892	312,243	1,161,420	1,515,558	11,163,829	14,140,431	5,750,355	5,551,614
Units redeemed	(376,094)	(164,056)	(929,536)	(1,404,606)	(11,056,246)	(16,322,926)	(6,228,989)	(4,814,783)

Ending units	380,558	155,760	1,384,728	1,152,844	400,518	292,935	799,928	1,278,562

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVBER		RBF		RVCLR		RVCMD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$16,517	34,750	(115,486)	(211,032)	25,864	86,368	(172,087)	33,707
Realized gain (loss) on investments	150,656	(756,634)	501,134	155,283	673,144	120,825	(428,428)	(8,441,033)
Change in unrealized gain (loss) on investments	685,573	1,507,176	(84,294)	(167,912)	11,757	547,588	385,772	9,539,055
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	852,746	785,292	301,354	(223,661)	710,765	754,781	(214,743)	1,131,729

Equity transactions:
Purchase payments received from contract owners (note 3)	265,055	206,169	406,720	781,689	681,220	474,309	1,080,353	1,837,607
Transfers between funds	2,620,553	2,181,419	(1,947,716)	(17,887,118)	866,268	4,934,758	(5,749,014)	4,708,757
Redemptions (note 3)	(661,391)	(570,810)	(920,783)	(1,714,129)	(929,657)	(645,744)	(1,406,748)	(2,126,851)
Annuity benefits	-	-	(2,163)	(1,927)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,831)	(10,813)	(5,963)	(18,475)	(16,015)	(20,787)	(31,367)	(60,169)
Adjustments to maintain reserves	853	(353)	65,831	2,117	396	(250)	5,108	(918)

Net equity transactions	2,214,239	1,805,612	(2,404,074)	(18,837,843)	602,212	4,742,286	(6,101,668)	4,358,426

Net change in contract owners’ equity	3,066,985	2,590,904	(2,102,720)	(19,061,504)	1,312,977	5,497,067	(6,316,411)	5,490,155
Contract owners’ equity beginning of period	4,864,031	2,273,127	6,244,663	25,306,167	6,762,244	1,265,177	15,641,976	10,151,821

Contract owners’ equity end of period	$7,931,016	4,864,031	4,141,943	6,244,663	8,075,221	6,762,244	9,325,565	15,641,976

CHANGES IN UNITS:
Beginning units	595,725	371,153	674,210	3,205,648	775,677	175,719	3,091,102	2,197,097
Units purchased	891,289	449,055	8,227,352	8,843,101	1,356,979	1,184,459	4,033,267	6,390,482
Units redeemed	(623,613)	(224,483)	(8,500,638)	(11,374,539)	(1,286,269)	(584,501)	(5,409,332)	(5,496,477)

Ending units	863,401	595,725	400,924	674,210	846,387	775,677	1,715,037	3,091,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RCPF		RVLDD		RVDFA		RVDSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(36,665)	27,478	(48,182)	(138,239)	(162,813)	-	(280,371)	-
Realized gain (loss) on investments	965,459	750,679	1,400,811	236,735	(252,490)	-	(1,479,625)	-
Change in unrealized gain (loss) on investments	40,377	178,368	(97,695)	(287,198)	1,725,046	-	2,731,660	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	969,171	956,525	1,254,934	(188,702)	1,309,743	-	971,664	-

Equity transactions:
Purchase payments received from contract owners (note 3)	223,084	391,329	968,498	568,980	2,027,988	-	2,771,117	-
Transfers between funds	(5,853,010)	(4,676,970)	(3,057,520)	(4,360,172)	19,036,347	-	38,156,910	-
Redemptions (note 3)	(2,013,781)	(1,291,320)	(944,666)	(2,592,747)	(1,533,484)	-	(6,474,922)	-
Annuity benefits	(4,162)	(3,524)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,024)	(16,267)	(21,451)	(13,548)	(7,449)	-	(6,562)	-
Adjustments to maintain reserves	(11,691)	(790)	94,557	4,238	(770)	-	(51,931)	-

Net equity transactions	(7,676,584)	(5,597,542)	(2,960,582)	(6,393,249)	19,522,632	-	34,394,612	-

Net change in contract owners’ equity	(6,707,413)	(4,641,017)	(1,705,648)	(6,581,951)	20,832,375	-	35,366,276	-
Contract owners’ equity beginning of period	13,010,447	17,651,464	9,238,924	15,820,875	-	-	-	-

Contract owners’ equity end of period	$6,303,034	13,010,447	7,533,276	9,238,924	20,832,375	-	35,366,276	-

CHANGES IN UNITS:
Beginning units	906,887	1,447,943	1,297,103	3,022,231	-	-	-	-
Units purchased	5,454,130	2,963,660	12,256,037	20,558,994	2,924,274	-	5,555,404	-
Units redeemed	(5,986,278)	(3,504,716)	(12,687,636)	(22,284,122)	(795,113)	-	(1,859,887)	-

Ending units	374,739	906,887	865,504	1,297,103	2,129,161	-	3,695,517	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RELF		RENF		RESF		RLCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(151,120)	(181,242)	(151,377)	(218,129)	(224,576)	(291,312)	(14,531)	86,856
Realized gain (loss) on investments	(1,290,497)	4,868,646	(878,327)	1,760,115	(1,002,476)	304,429	(1,558,449)	1,922,910
Change in unrealized gain (loss) on investments	(1,292,750)	1,284,230	1,619,381	1,196,437	1,976,899	6,345,363	139,585	(451,401)
Reinvested capital gains	1,021,245	-	-	1,431,616	-	1,292,442	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,713,122)	5,971,634	589,677	4,170,039	749,847	7,650,922	(1,433,395)	1,558,365

Equity transactions:
Purchase payments received from contract owners (note 3)	234,174	585,462	1,200,295	1,411,585	534,547	1,388,264	263,972	248,940
Transfers between funds	(7,068,713)	10,675,554	(3,892,220)	5,062,556	(5,802,613)	6,499,292	(4,438,005)	1,138,021
Redemptions (note 3)	(1,724,241)	(1,687,416)	(1,872,259)	(1,768,010)	(1,544,603)	(2,044,882)	(416,936)	(894,332)
Annuity benefits	(304)	(272)	(26,112)	(26,758)	(12,232)	(13,118)	(2,933)	(3,130)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,496)	(17,111)	(18,531)	(24,245)	(14,973)	(24,157)	(2,055)	(6,786)
Adjustments to maintain reserves	9,281	(3,903)	(13,913)	(6,742)	(29,358)	(9,676)	35,546	(2,770)

Net equity transactions	(8,569,299)	9,552,314	(4,622,740)	4,648,386	(6,869,232)	5,795,723	(4,560,411)	479,943

Net change in contract owners’ equity	(10,282,421)	15,523,948	(4,033,063)	8,818,425	(6,119,385)	13,446,645	(5,993,806)	2,038,308
Contract owners’ equity beginning of period	16,009,600	485,652	18,185,943	9,367,518	22,353,097	8,906,452	9,114,516	7,076,208

Contract owners’ equity end of period	$5,727,179	16,009,600	14,152,880	18,185,943	16,233,712	22,353,097	3,120,710	9,114,516

CHANGES IN UNITS:
Beginning units	2,106,765	106,957	918,673	637,157	1,013,485	639,951	822,161	843,627
Units purchased	17,553,692	13,244,934	3,977,664	4,333,207	4,073,415	4,796,010	6,088,429	5,536,500
Units redeemed	(18,973,397)	(11,245,126)	(4,291,560)	(4,051,691)	(4,498,115)	(4,422,476)	(6,593,921)	(5,557,966)

Ending units	687,060	2,106,765	604,777	918,673	588,785	1,013,485	316,669	822,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RFSF		RUGB		RHCF		RVIRO
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(73,760)	45,881	193,648	137,318	(165,129)	(213,243)	(45,360)	(40,566)
Realized gain (loss) on investments	(312,020)	2,262,604	(548,214)	(7,777,503)	478,211	311,226	(586,529)	327,712
Change in unrealized gain (loss) on investments	265,622	705,401	750,042	(8,345,610)	(498,658)	1,612,272	(369,865)	262,966
Reinvested capital gains	-	-	-	7,645,881	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(120,158)	3,013,886	395,476	(8,339,914)	(185,576)	1,710,255	(1,001,754)	550,112

Equity transactions:
Purchase payments received from contract owners (note 3)	322,073	499,259	1,187,004	343,385	432,538	629,060	584,189	590,184
Transfers between funds	(8,427,757)	8,280,119	(5,517,068)	(7,819,418)	(9,218,014)	(5,834,158)	(5,065,723)	2,498,944
Redemptions (note 3)	(1,336,500)	(1,270,385)	(2,982,655)	(2,452,892)	(1,721,888)	(1,725,319)	(625,168)	(434,947)
Annuity benefits	(1,193)	(987)	-	-	(11,457)	(10,213)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,087)	(20,650)	(22,256)	(24,638)	(12,614)	(17,070)	(5,237)	(2,504)
Adjustments to maintain reserves	45,169	(147)	(3,612)	(41,120)	5,679	11,387	4,818	(159)

Net equity transactions	(9,409,295)	7,487,209	(7,338,587)	(9,994,683)	(10,525,756)	(6,946,313)	(5,107,121)	2,651,518

Net change in contract owners’ equity	(9,529,453)	10,501,095	(6,943,111)	(18,334,597)	(10,711,332)	(5,236,058)	(6,108,875)	3,201,630
Contract owners’ equity beginning of period	14,548,386	4,047,291	15,740,365	34,074,962	16,420,447	21,656,505	9,544,345	6,342,715

Contract owners’ equity end of period	$5,018,933	14,548,386	8,797,254	15,740,365	5,709,115	16,420,447	3,435,470	9,544,345

CHANGES IN UNITS:
Beginning units	2,028,811	654,279	1,282,305	1,869,412	1,509,956	2,444,993	1,166,081	992,693
Units purchased	8,644,148	7,207,350	18,656,285	17,509,582	9,141,001	7,250,008	1,046,068	2,494,876
Units redeemed	(10,064,554)	(5,832,818)	(19,281,430)	(18,096,689)	(10,159,765)	(8,185,045)	(1,781,920)	(2,321,488)

Ending units	608,405	2,028,811	657,160	1,282,305	491,192	1,509,956	430,229	1,166,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RINF		RVIDD		RJNF		RVIMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,231)	(202,942)	(148,876)	(158,094)	(106,841)	(138,137)	(31,589)	(41,459)
Realized gain (loss) on investments	1,200,601	5,082,467	(3,478,804)	(8,119,811)	(841,720)	759,360	(1,103,121)	(1,449,812)
Change in unrealized gain (loss) on investments	(823,460)	1,213,636	(63,101)	648,990	(398,858)	285,961	7,099	430,139
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	224,910	6,093,161	(3,690,781)	(7,628,915)	(1,347,419)	907,184	(1,127,611)	(1,061,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	301,968	759,245	388,110	532,647	794,132	1,049,513	95,350	99,014
Transfers between funds	(9,038,564)	15,329,348	3,612,323	11,002,120	(2,906,173)	5,647,080	1,244,498	(1,433,906)
Redemptions (note 3)	(1,845,482)	(1,782,041)	(673,147)	(890,706)	(687,061)	(859,826)	(358,034)	(212,518)
Annuity benefits	(4,982)	(4,011)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,197)	(21,985)	(11,422)	(19,822)	(7,500)	(13,357)	(1,883)	(1,902)
Adjustments to maintain reserves	3,487	(1,143)	4,985	(11,495)	(4,884)	(34)	1,372	(1,408)

Net equity transactions	(10,597,770)	14,279,413	3,320,849	10,612,744	(2,811,486)	5,823,376	981,303	(1,550,720)

Net change in contract owners’ equity	(10,372,860)	20,372,574	(369,932)	2,983,829	(4,158,905)	6,730,560	(146,308)	(2,611,852)
Contract owners’ equity beginning of period	21,075,745	703,171	7,772,810	4,788,981	10,920,647	4,190,087	1,418,650	4,030,502

Contract owners’ equity end of period	$10,702,885	21,075,745	7,402,878	7,772,810	6,761,742	10,920,647	1,272,342	1,418,650

CHANGES IN UNITS:
Beginning units	1,463,762	76,853	1,494,684	499,333	1,665,991	747,249	234,253	424,757
Units purchased	3,861,258	4,845,216	31,701,767	20,950,272	14,316,810	22,945,281	3,712,486	5,134,105
Units redeemed	(4,713,403)	(3,458,307)	(31,160,704)	(19,954,921)	(14,789,977)	(22,026,539)	(3,663,227)	(5,324,609)

Ending units	611,617	1,463,762	2,035,747	1,494,684	1,192,824	1,665,991	283,512	234,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RAF		RVISC		RUF		RLCJ
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(107,574)	(97,524)	(83,406)	(76,526)	(389,621)	(359,717)	(45,273)	(39,853)
Realized gain (loss) on investments	(1,912,452)	(4,454,004)	(2,269,895)	(3,235,124)	(11,584,956)	(7,694,221)	477,697	956,058
Change in unrealized gain (loss) on investments	246,336	(191,640)	134,494	8,043	(174,054)	(60,535)	39,803	(308,608)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,773,690)	(4,743,168)	(2,218,807)	(3,303,607)	(12,148,631)	(8,114,473)	472,227	607,597

Equity transactions:
Purchase payments received from contract owners (note 3)	270,706	118,493	498,011	119,324	1,064,432	1,107,848	217,446	216,421
Transfers between funds	(1,602,947)	9,515,186	41,705	6,772,178	11,950,448	14,982,789	123,781	(1,943,294)
Redemptions (note 3)	(1,076,666)	(676,156)	(770,891)	(421,538)	(3,983,144)	(2,332,123)	(246,332)	(566,982)
Annuity benefits	-	-	-	-	(184)	(230)	(1,082)	(947)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,498)	(5,693)	(12,029)	(2,620)	(32,419)	(17,189)	(3,617)	(3,020)
Adjustments to maintain reserves	7,790	(58,932)	(7,233)	(3,688)	24,098	(22,096)	40,351	(1,101)

Net equity transactions	(2,414,615)	8,892,898	(250,437)	6,463,656	9,023,231	13,718,999	130,547	(2,298,923)

Net change in contract owners’ equity	(4,188,305)	4,149,730	(2,469,244)	3,160,049	(3,125,400)	5,604,526	602,774	(1,691,326)
Contract owners’ equity beginning of period	7,954,958	3,805,228	6,121,445	2,961,396	12,993,536	7,389,010	3,356,358	5,047,684

Contract owners’ equity end of period	$3,766,653	7,954,958	3,652,201	6,121,445	9,868,136	12,993,536	3,959,132	3,356,358

CHANGES IN UNITS:
Beginning units	2,220,914	627,733	1,031,856	329,174	2,056,718	839,808	371,247	677,085
Units purchased	46,000,463	49,191,187	31,941,196	26,763,079	63,730,634	41,251,673	6,765,743	7,852,803
Units redeemed	(46,888,899)	(47,598,006)	(32,141,872)	(26,060,397)	(63,881,469)	(40,034,763)	(6,753,500)	(8,158,641)

Ending units	1,332,478	2,220,914	831,180	1,031,856	1,905,883	2,056,718	383,490	371,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RLF		RVMFU		RMED		RVCEQ
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(148,979)	(92,023)	(174,228)	(166,565)	(103,469)	(70,646)	2,482	(27,905)
Realized gain (loss) on investments	964,360	825,857	(1,193,071)	(502,852)	1,203,023	1,149,131	598,799	127,350
Change in unrealized gain (loss) on investments	(528,342)	1,302,072	292,179	(170,545)	463,216	(372,660)	(158,950)	381,648
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	287,039	2,035,906	(1,075,120)	(839,962)	1,562,770	705,825	442,331	481,093

Equity transactions:
Purchase payments received from contract owners (note 3)	234,771	124,895	2,474,132	5,069,133	437,496	389,251	11,862	31,287
Transfers between funds	(1,689,706)	8,896,311	(7,546,460)	10,568,923	3,414,560	(1,842,681)	(2,190,883)	158,893
Redemptions (note 3)	(2,121,928)	(836,054)	(1,504,542)	(1,510,694)	(1,266,270)	(872,455)	(186,234)	(153,370)
Annuity benefits	(3,479)	(2,582)	-	-	(2,016)	(1,612)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(18,230)	(7,341)	(19,487)	(16,790)	(8,944)	(12,937)	(1,595)	(2,007)
Adjustments to maintain reserves	(68,638)	(302)	(3,399)	(1,765)	(38,508)	21	8,093	(103)

Net equity transactions	(3,667,210)	8,174,927	(6,599,756)	14,108,807	2,536,318	(2,340,413)	(2,358,757)	34,700

Net change in contract owners’ equity	(3,380,171)	10,210,833	(7,674,876)	13,268,845	4,099,088	(1,634,588)	(1,916,426)	515,793
Contract owners’ equity beginning of period	10,665,783	454,950	15,154,726	1,885,881	6,124,373	7,758,961	1,916,426	1,400,633

Contract owners’ equity end of period	$7,285,612	10,665,783	7,479,850	15,154,726	10,223,461	6,124,373	-	1,916,426

CHANGES IN UNITS:
Beginning units	921,523	50,985	1,649,444	193,966	442,029	837,538	244,485	222,483
Units purchased	4,429,102	1,845,846	1,878,901	3,360,230	4,953,559	4,162,227	325,833	805,772
Units redeemed	(4,868,406)	(975,308)	(2,672,409)	(1,904,752)	(4,843,161)	(4,557,736)	(570,318)	(783,770)

Ending units	482,219	921,523	855,936	1,649,444	552,427	442,029	-	244,485

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVARS		RVF		ROF		RNF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(150,731)	(45,834)	(101,062)	(150,973)	(144,164)	(173,393)	(184,395)	(86,905)
Realized gain (loss) on investments	75,254	(2,619,427)	1,816,218	6,773,872	1,758,106	4,029,792	1,942,000	3,892,643
Change in unrealized gain (loss) on investments	290,175	2,233,681	(363,269)	251,066	(159,572)	425,051	(215,418)	935,014
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	214,698	(431,580)	1,351,887	6,873,965	1,454,370	4,281,450	1,542,187	4,740,752

Equity transactions:
Purchase payments received from contract owners (note 3)	1,319,339	1,236,133	829,174	619,844	226,067	313,018	205,984	392,871
Transfers between funds	(5,447,905)	(6,824,496)	(1,692,832)	(6,175,054)	(2,632,685)	5,242,342	(9,203,229)	3,995,915
Redemptions (note 3)	(1,771,285)	(1,788,150)	(941,117)	(1,091,871)	(1,526,832)	(1,495,919)	(2,626,110)	(2,131,279)
Annuity benefits	-	-	-	-	-	-	(1,342)	(1,158)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(26,561)	(41,412)	(6,181)	(8,866)	(17,815)	(9,499)	(20,283)	(29,491)
Adjustments to maintain reserves	403	(237)	198,733	(77,597)	50,401	(7,635)	29,075	(698)

Net equity transactions	(5,926,009)	(7,418,162)	(1,612,223)	(6,733,544)	(3,900,864)	4,042,307	(11,615,905)	2,226,160

Net change in contract owners’ equity	(5,711,311)	(7,849,742)	(260,336)	140,421	(2,446,494)	8,323,757	(10,073,718)	6,966,912
Contract owners’ equity beginning of period	11,878,433	19,728,175	9,671,360	9,530,939	13,364,511	5,040,754	22,329,385	15,362,473

Contract owners’ equity end of period	$6,167,122	11,878,433	9,411,024	9,671,360	10,918,017	13,364,511	12,255,667	22,329,385

CHANGES IN UNITS:
Beginning units	1,449,094	2,285,393	1,317,022	2,777,616	1,034,035	581,368	2,832,370	2,615,083
Units purchased	1,830,708	1,988,547	16,132,405	46,615,589	11,105,739	12,399,162	9,113,319	7,285,144
Units redeemed	(2,565,712)	(2,824,846)	(16,497,065)	(48,076,183)	(11,420,621)	(11,946,495)	(10,651,878)	(7,067,857)

Ending units	714,090	1,449,094	952,362	1,317,022	719,153	1,034,035	1,293,811	2,832,370

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RPMF		RREF		RRF		RMEK
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(548,508)	(502,771)	(12,113)	183,423	(134,733)	(170,537)	(96,055)	(89,090)
Realized gain (loss) on investments	3,804,355	15,653,466	2,876,733	2,241,742	(47,106)	3,181,301	686,760	1,471,617
Change in unrealized gain (loss) on investments	9,029,474	(5,559,372)	(374,098)	1,766,617	170,329	(191,239)	192,029	(509,018)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,285,321	9,591,323	2,490,522	4,191,782	(11,510)	2,819,525	782,734	873,509

Equity transactions:
Purchase payments received from contract owners (note 3)	3,600,228	2,579,058	1,264,167	818,273	254,047	527,107	548,364	305,722
Transfers between funds	2,746,150	3,438,469	(5,947,484)	8,227,699	(3,211,240)	(2,278,888)	3,551,201	(3,918,536)
Redemptions (note 3)	(5,087,417)	(2,782,296)	(3,840,988)	(2,264,970)	(1,754,624)	(1,346,202)	(1,150,566)	(949,575)
Annuity benefits	(14,057)	(12,544)	(3,530)	(2,649)	(1,772)	(1,423)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(30,525)	(40,867)	(40,258)	(47,016)	(14,670)	(15,650)	(10,895)	(4,295)
Adjustments to maintain reserves	(988)	39,180	50,810	(5,220)	4,831	(3,154)	(55,749)	(14,788)

Net equity transactions	1,213,391	3,221,000	(8,517,283)	6,726,117	(4,723,428)	(3,118,210)	2,882,355	(4,581,472)

Net change in contract owners’ equity	13,498,712	12,812,323	(6,026,761)	10,917,899	(4,734,938)	(298,685)	3,665,089	(3,707,963)
Contract owners’ equity beginning of period	41,233,166	28,420,843	20,052,409	9,134,510	11,102,081	11,400,766	4,582,777	8,290,740

Contract owners’ equity end of period	$54,731,878	41,233,166	14,025,648	20,052,409	6,367,143	11,102,081	8,247,866	4,582,777

CHANGES IN UNITS:
Beginning units	1,749,261	1,769,536	1,585,824	882,234	942,391	1,375,393	403,619	956,562
Units purchased	7,348,574	8,913,069	9,733,357	8,171,522	6,370,452	4,971,125	8,479,256	12,170,807
Units redeemed	(7,361,439)	(8,933,344)	(10,427,313)	(7,467,932)	(6,883,571)	(5,404,127)	(8,349,002)	(12,723,750)

Ending units	1,736,396	1,749,261	891,868	1,585,824	429,272	942,391	533,873	403,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RTF		RVLCG		RVLCV		RVMCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(109,746)	(85,619)	(202,582)	(127,897)	(143,792)	155,254	(304,959)	(259,637)
Realized gain (loss) on investments	1,390,276	1,786,295	2,519,920	3,116,942	1,619,064	1,681,410	4,619,842	3,228,861
Change in unrealized gain (loss) on investments	150,962	(823,475)	(177,397)	315,677	772,611	468,795	(1,203,057)	3,833,158
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,431,492	877,201	2,139,941	3,304,722	2,247,883	2,305,459	3,111,826	6,802,382

Equity transactions:
Purchase payments received from contract owners (note 3)	940,207	466,565	366,791	521,378	667,528	643,596	737,814	908,656
Transfers between funds	441,865	(5,727,773)	2,487,933	8,010,609	(962,856)	10,634,429	(2,944,790)	17,705,572
Redemptions (note 3)	(1,058,497)	(1,055,759)	(1,926,270)	(1,052,365)	(2,246,789)	(1,306,274)	(2,275,270)	(1,879,876)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,423)	(11,685)	(21,216)	(8,411)	(20,610)	(9,411)	(30,053)	(31,233)
Adjustments to maintain reserves	117,513	22,369	21,520	6,673	11,643	9,366	2,762	535

Net equity transactions	434,665	(6,306,283)	928,758	7,477,884	(2,551,084)	9,971,706	(4,509,537)	16,703,654

Net change in contract owners’ equity	1,866,157	(5,429,082)	3,068,699	10,782,606	(303,201)	12,277,165	(1,397,711)	23,506,036
Contract owners’ equity beginning of period	9,485,792	14,914,874	16,455,478	5,672,872	16,830,155	4,552,990	28,587,758	5,081,722

Contract owners’ equity end of period	$11,351,949	9,485,792	19,524,177	16,455,478	16,526,954	16,830,155	27,190,047	28,587,758

CHANGES IN UNITS:
Beginning units	1,557,121	3,510,537	1,732,122	862,172	1,825,662	729,421	2,315,874	629,723
Units purchased	22,677,946	33,946,941	7,548,993	11,352,276	6,526,805	5,022,833	4,710,617	5,620,862
Units redeemed	(22,748,269)	(35,900,357)	(7,629,576)	(10,482,326)	(6,851,084)	(3,926,592)	(5,350,369)	(3,934,711)

Ending units	1,486,798	1,557,121	1,651,539	1,732,122	1,501,383	1,825,662	1,676,122	2,315,874

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVMCV		RVSCG		RVSCV		RVSDL
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,163)	11,930	(87,004)	(107,329)	(113,408)	(75,241)	(69,703)	(51,199)
Realized gain (loss) on investments	1,152,899	765,371	513,875	1,031,437	(267,687)	4,111,295	(463,094)	(2,575,969)
Change in unrealized gain (loss) on investments	(48,429)	2,001,119	166,591	(92,953)	1,030,042	941,054	(126,806)	576,569
Reinvested capital gains	-	-	-	-	-	-	-	1,350,658

Net increase (decrease) in contract owners’ equity resulting from operations	991,307	2,778,420	593,462	831,155	648,947	4,977,108	(659,603)	(699,941)

Equity transactions:
Purchase payments received from contract owners (note 3)	492,967	622,064	154,896	397,819	454,672	620,575	212,599	251,443
Transfers between funds	(12,024,982)	11,097,076	7,126,012	(3,326,031)	44,876	(4,294,477)	440,638	(1,101,034)
Redemptions (note 3)	(1,823,095)	(949,113)	(899,013)	(534,210)	(1,034,384)	(1,186,397)	(722,700)	(274,513)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,482)	(9,228)	(8,901)	(6,572)	(5,552)	(13,915)	(8,390)	(2,868)
Adjustments to maintain reserves	(5,952)	1,039	(1,121)	1,333	(99,774)	5,742	(21,774)	2,779

Net equity transactions	(13,378,544)	10,761,838	6,371,873	(3,467,661)	(640,162)	(4,868,472)	(99,627)	(1,124,193)

Net change in contract owners’ equity	(12,387,237)	13,540,258	6,965,335	(2,636,506)	8,785	108,636	(759,230)	(1,824,134)
Contract owners’ equity beginning of period	17,283,949	3,743,691	3,894,271	6,530,777	5,738,325	5,629,689	3,533,630	5,357,764

Contract owners’ equity end of period	$4,896,712	17,283,949	10,859,606	3,894,271	5,747,110	5,738,325	2,774,400	3,533,630

CHANGES IN UNITS:
Beginning units	1,560,171	511,572	363,474	805,732	586,636	920,313	517,155	652,158
Units purchased	3,148,687	4,029,166	4,871,487	8,513,893	4,183,297	5,966,535	14,138,454	9,669,221
Units redeemed	(4,337,182)	(2,980,567)	(4,410,898)	(8,956,151)	(4,295,177)	(6,300,212)	(14,224,629)	(9,804,224)

Ending units	371,676	1,560,171	824,063	363,474	474,756	586,636	430,980	517,155

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RTEC		RTEL		RTRF		RUTL
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(192,381)	(182,284)	21,594	62,812	(116,231)	(40,460)	168,196	164,445
Realized gain (loss) on investments	448,974	3,213,304	357,206	317,103	49,822	(2,747,410)	418,111	1,077,317
Change in unrealized gain (loss) on investments	(838,277)	2,201,709	9,218	128,574	105,942	(125,573)	(31,948)	(706,974)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(581,684)	5,232,729	388,018	508,489	39,533	(2,913,443)	554,359	534,788

Equity transactions:
Purchase payments received from contract owners (note 3)	539,840	940,931	112,930	105,628	192,878	348,998	334,199	509,347
Transfers between funds	(6,817,335)	11,100,525	2,051,600	(20,859)	1,990,242	(8,813,334)	1,053,603	(17,217,217)
Redemptions (note 3)	(1,966,891)	(1,508,928)	(442,783)	(298,899)	(1,596,742)	(243,514)	(1,596,376)	(1,508,924)
Annuity benefits	-	-	(3,216)	(2,888)	(3,890)	(3,071)	(4,161)	(3,777)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,398)	(9,789)	(1,783)	(2,038)	(13,259)	(4,358)	(9,025)	(19,343)
Adjustments to maintain reserves	2,014	(230)	(39,565)	(594)	(32,610)	(92)	11,519	(5,058)

Net equity transactions	(8,259,770)	10,522,509	1,677,183	(219,650)	536,619	(8,715,371)	(210,241)	(18,244,972)

Net change in contract owners’ equity	(8,841,454)	15,755,238	2,065,201	288,839	576,152	(11,628,814)	344,118	(17,710,184)
Contract owners’ equity beginning of period	19,356,144	3,600,906	2,419,916	2,131,077	6,510,242	18,139,056	6,782,223	24,492,407

Contract owners’ equity end of period	$10,514,690	19,356,144	4,485,117	2,419,916	7,086,394	6,510,242	7,126,341	6,782,223

CHANGES IN UNITS:
Beginning units	1,623,629	456,034	312,907	347,588	496,725	1,626,125	684,436	2,807,582
Units purchased	8,503,148	6,100,187	10,770,388	4,818,916	6,394,715	4,784,338	11,768,392	8,354,044
Units redeemed	(9,335,982)	(4,932,592)	(10,573,654)	(4,853,597)	(6,447,505)	(5,913,738)	(11,775,651)	(10,477,190)

Ending units	790,795	1,623,629	509,641	312,907	443,935	496,725	677,177	684,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVWDL		WRASP		NVMM2		SAM2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(24,807)	(64,574)	(81,751)	-	(3,977,042)	(218,185)	-	(4,340,040)
Realized gain (loss) on investments	(456,495)	700,041	97,445	-	-	-	-	-
Change in unrealized gain (loss) on investments	173,920	(425,109)	1,594,281	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(307,382)	210,358	1,609,975	-	(3,977,042)	(218,185)	-	(4,340,040)

Equity transactions:
Purchase payments received from contract owners (note 3)	360,795	532,741	2,335,712	-	139,662,320	11,854,519	(97,452)	128,825,392
Transfers between funds	(950,707)	(891,801)	13,706,536	-	(118,155,190)	263,144,413	(4,185)	(404,838,680)
Redemptions (note 3)	(193,403)	(461,435)	(490,880)	-	(68,330,152)	(4,640,638)	71,830	(71,169,822)
Annuity benefits	-	-	-	-	(210,927)	-	-	(277,169)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,208)	(12,090)	(1,350)	-	(614,568)	(71,348)	118	(742,862)
Adjustments to maintain reserves	(87,627)	(2,360)	(1,401)	-	30,842	7,335	29,689	(108,306)

Net equity transactions	(872,150)	(834,945)	15,548,617	-	(47,617,675)	270,294,281	-	(348,311,447)

Net change in contract owners’ equity	(1,179,532)	(624,587)	17,158,592	-	(51,594,717)	270,076,096	-	(352,651,487)
Contract owners’ equity beginning of period	2,887,079	3,511,666	-	-	270,076,096	-	-	352,651,487

Contract owners’ equity end of period	$1,707,547	2,887,079	17,158,592	-	218,481,379	270,076,096	-	-

CHANGES IN UNITS:
Beginning units	243,832	311,567	-	-	27,007,244	-	-	34,269,411
Units purchased	1,229,694	3,218,941	1,888,684	-	162,610,336	35,163,903	203,992	163,837,972
Units redeemed	(1,318,010)	(3,286,676)	(264,761)	-	(167,437,212)	(8,156,659)	(203,992)	(198,107,383)

Ending units	155,516	243,832	1,623,923	-	22,180,368	27,007,244	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVHEQ		SGRF3
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(734)	-	(2,473)
Realized gain (loss) on investments	-	(1,226,497)	-	(404,997)
Change in unrealized gain (loss) on investments	-	864,051	-	419,915
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(363,180)	-	12,445

Equity transactions:
Purchase payments received from contract owners (note 3)	90	227,842	-	12,587
Transfers between funds	(79)	(9,976,870)	-	(605,536)
Redemptions (note 3)	(11)	(473,594)	-	(39,565)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(8,388)	-	(715)
Adjustments to maintain reserves	-	(277)	-	(30)

Net equity transactions	-	(10,231,287)	-	(633,259)

Net change in contract owners’ equity	-	(10,594,467)	-	(620,814)
Contract owners’ equity beginning of period	-	10,594,467	-	620,814

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,302,678	-	83,241
Units purchased	151	180,858	-	3,507
Units redeemed	(151)	(1,483,536)	-	(86,748)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PIONEER INVESTMENTS

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)

ClearBridge Variable Investors Portfolio - Class I (SBVI)

Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)

Western Asset Variable Money Market Portfolio (SBMMP)

PRO FUNDS

Ultra Short NASDAQ-100 (PROUSN)

VP Access High Yield (PROAHY)

VP Asia 30 (PROA30)

VP Bear (PROBR)

VP Bull (PROBL)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VP International (PROINT)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil and Gas (PROOG)

VP Rising Rates Opportunity (PRORRO)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NADSAQ-100 (PROSN)

VP U.S. Government Plus (PROGVP)

VP Ultra NASDAQ-100 (PROUN)

RYDEX FUNDS

Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)

Variable Trust: All-Asset Conservative Strategy Fund (RVACS)

Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Alternative Strategies Allocation Fund (RVASA)

Variable Trust: Amerigo Fund (RVAMR)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

Variable Trust: Berolina Fund (RVBER)

Variable Trust: Biotechnology Fund (RBF)

Variable Trust: Clermont Fund (RVCLR)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: DWA Flexible Allocation Fund (RVDFA)

Variable Trust: DWA Sector Rotation Fund (RVDSR)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: International Opportunity Fund (RVIRO)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Managed Futures Strategy Fund (RVMFU)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

Variable Trust: Nova Fund (RNF)

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Z CLOSED FUNDS

NVIT Money Market Fund - Class II (NVMM2)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior

to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.
Asset Allocation Modeling Options:
Asset Allocation Service Charge Option	-	0.35%	-	-
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	-	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.

Maximum Variable Account Charges (1)	1.30%	2.40%	3.45%	1.55%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Total	MLVGA3	CSCRS	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2

0.45%	$28,469	$4	$-	$687	$5	$-	$-	$-
0.65%	4,202	16	-	5	-	-	-	-
0.7%	1,475	-	-	-	-	-	-	-
0.8%	2,015	-	-	-	-	-	-	-
0.85%	650	-	-	-	-	-	-	-
0.9%	564	-	-	-	-	-	-	-
0.95%	1,657	37	-	5	-	-	1	-
1%	2,489	4	2	-	-	-	-	-
1.1%	667	-	-	-	-	-	-	-
1.15%	3,111,332	13,005	1,087	200,962	2,374	-	1,557	1,229
1.2%	3,508	-	-	-	-	-	-	-
1.25%	199,666	5,162	441	5,435	649	14	23	49
1.3%	26,755	-	-	-	-	-	-	-
1.35%	5,683,753	34,911	708	291,900	4,856	10,269	2,296	1,355
1.4%	973,743	10,978	19	20,702	97	115	8	396
1.45%	19,128	52	-	430	6	-	-	-
1.5%	495,961	8	-	-	-	-	-	-
1.55%	1,449,706	11,470	321	96,083	1,300	-	581	1,109
1.6%	698,350	4,723	449	17,237	17	167	219	33
1.65%	285,729	567	54	3,060	492	2,982	87	1,535
1.7%	683,815	11	-	-	-	-	-	-
1.75%	232,485	-	-	63	-	-	-	-
1.8%	175,885	995	34	1,376	-	14	363	-
1.85%	25,915	-	-	1,147	132	-	-	-
1.9%	773,768	9,147	94	3,693	-	-	397	-
1.95%	146,127	1,090	-	3,002	-	-	-	249
2%	85,163	40	-	-	-	-	-	408
2.05%	4,254	-	-	-	-	-	-	-
2.1%	152,084	629	7	5	-	-	-	-
2.15%	83,803	141	32	-	9	-	-	-
2.2%	20,446	78	5	-	16	-	-	-
2.25%	18,548	-	-	-	-	-	-	-
2.3%	59,786	831	116	-	10	-	-	-
2.35%	37,507	75	9	-	-	-	-	-
2.4%	11,860	-	-	-	-	-	-	-
2.45%	52,034	169	41	1,134	-	-	-	-
2.5%	16,125	284	171	-	8	-	-	-
2.55%	2,657	-	-	-	-	-	-	-
2.6%	173	-	-	-	-	-	-	-
2.65%	15,933	-	-	-	-	-	-	-
2.7%	141	-	-	-	-	-	-	-
2.85%	13,521	-	-	-	-	-	-	-
2.9%	641	-	-	-	-	-	-	-

Totals	$15,602,490	$94,427	$3,590	$646,926	$9,971	$13,561	$5,532	$6,363

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	TRF3	GBF3	GVIDA6	NVDBL6

0.45%	$-	$-	$-	$-	$-	$257	$-	$4
0.65%	51	-	-	-	-	114	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	35	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	13	-	-
1%	-	-	-	-	-	29	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	9,250	5,896	752	314	1,017	112,965	14,568	362
1.2%	-	-	-	-	-	-	27	-
1.25%	69	-	40	13	-	902	39	-
1.3%	-	-	-	-	-	-	-	-
1.35%	8,890	4,474	2,393	5,270	2,254	123,933	29,385	1,218
1.4%	873	1,785	836	934	936	21,443	9,327	155
1.45%	40	-	-	-	-	34	-	-
1.5%	-	51	-	-	-	6	-	-
1.55%	1,833	690	-	217	70	71,551	4,724	744
1.6%	1,967	435	-	1,154	-	18,536	25,851	-
1.65%	2,215	563	729	556	-	1,961	226	-
1.7%	-	1	-	-	-	27	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	63	9	65	205	-	398	-	-
1.85%	-	-	-	-	-	547	-	-
1.9%	252	1,796	-	3,776	-	2,317	-	-
1.95%	40	726	40	-	-	312	-	73
2%	513	183	-	175	-	303	-	-
2.05%	168	-	-	-	-	-	-	-
2.1%	-	-	-	2,043	-	736	-	-
2.15%	-	-	-	-	-	128	-	-
2.2%	-	235	238	-	-	20	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	139	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	230	-	-
2.5%	241	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$26,465	$16,844	$5,093	$14,796	$4,277	$356,797	$84,147	$2,556

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA6	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6

0.45%	$-	$922	$-	$-	$808	$-	$389	$480
0.65%	-	54	-	-	28	-	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	55	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	859	46,680	67,090	37,189	21,182	-	282	131
1.2%	-	-	-	-	-	-	-	-
1.25%	-	857	-	3	4,775	-	6	426
1.3%	-	-	-	-	-	512	-	-
1.35%	133	125,959	136,047	55,276	99,992	-	1,678	1,370
1.4%	-	12,962	32,512	12,624	22,279	-	306	5
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	31,997	46,469	18,836	10,324	-	509	262
1.6%	-	25,709	20,805	22,889	30,302	-	-	-
1.65%	170	4,696	11,395	656	4,651	-	-	-
1.7%	-	16	24	16	224	-	-	-
1.75%	-	-	-	-	79	-	-	-
1.8%	-	136	-	-	-	-	2	-
1.85%	-	240	-	-	-	-	-	-
1.9%	-	1	-	-	-	-	-	10
1.95%	74	429	-	-	-	-	2	-
2%	34	3,407	51	-	34	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	1,189	-	-	-	-	25	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	1,967	-	-	-	-	-	-
2.35%	-	800	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	464	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$1,270	$258,021	$314,857	$147,489	$194,733	$512	$3,199	$2,684

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3

0.45%	$2	$2	$-	$5	$4	$2	$2	$-
0.65%	-	-	-	-	-	-	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	10
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	27	-	-	-	-	1	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	67	26	1,422	867	757	631	2,536	7,664
1.2%	-	-	-	-	-	-	-	-
1.25%	51	-	-	-	-	-	27	431
1.3%	-	-	-	-	-	-	-	-
1.35%	591	668	4,670	1,966	664	2,016	4,608	15,929
1.4%	20	267	1,339	38	42	730	1,313	3,587
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	19	46	3	25	211	2,147
1.6%	-	71	193	-	2	35	692	801
1.65%	-	-	-	-	7	2	-	23
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	2
1.85%	-	-	-	-	-	-	66	-
1.9%	-	421	-	65	-	54	-	10
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	1	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	16	-	-	-	-	-	-	17
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$747	$1,482	$7,643	$2,988	$1,479	$3,495	$9,456	$30,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	PMVFAD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	ACVIG3

0.45%	$746	$794	$851	$969	$200	$165	$71	$-
0.65%	45	21	4	285	16	-	-	-
0.7%	-	30	20	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	12	-	24	24	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	8	9	71	3	5	-
1%	-	3	14	6	13	8	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	2,039	2,214	16,714	5,268	19,480	5,857	3,658	10,840
1.2%	-	15	15	-	15	-	-	-
1.25%	909	918	1,150	1,361	3,534	1,399	217	1,382
1.3%	-	-	-	-	-	-	-	-
1.35%	3,122	6,824	13,545	10,490	19,995	14,010	6,488	17,410
1.4%	674	160	1,567	6,273	1,850	1,368	1,510	6,611
1.45%	7	124	33	69	47	54	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	3,713	2,477	5,112	3,342	3,819	1,931	1,165	8,673
1.6%	553	2,406	1,551	2,718	5,799	684	983	2,337
1.65%	143	514	1,617	953	7,043	143	179	10
1.7%	-	-	-	-	-	-	-	-
1.75%	-	2	-	-	-	2	-	-
1.8%	359	666	1,611	1,322	1,188	572	725	2
1.85%	1,200	-	1,170	-	-	-	581	-
1.9%	282	96	975	307	1,671	6,279	-	23
1.95%	38	171	232	597	386	71	13	-
2%	40	-	20	61	87	-	115	-
2.05%	-	-	-	-	-	-	-	-
2.1%	268	113	1,309	680	1,001	292	34	-
2.15%	2	192	174	11	648	5	1	-
2.2%	-	47	89	-	1,555	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	861	867	-	115	35	-
2.35%	16	41	80	332	282	-	336	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	81	154	-	197	11	125	-
2.5%	8	-	9	-	9	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$14,164	$17,921	$48,885	$35,944	$68,930	$32,969	$16,241	$47,288

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVU3	ACVV3	FQB	FC2R	FEI2R	FG2R	FTVFA2	SBTRP

0.45%	$-	$14	$-	$-	$-	$3	$-	$-
0.65%	-	-	-	-	-	-	20	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	46	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	5	-	29	-	6	65	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	5,398	35,678	-	52,291	30,841	20,760	1,963	-
1.2%	-	-	-	-	-	-	-	-
1.25%	-	1,444	-	-	99	45	1,262	-
1.3%	-	-	45	-	-	-	-	413
1.35%	2,167	25,159	-	54,160	21,458	18,240	1,542	-
1.4%	2,024	11,896	-	24,555	10,531	8,460	1,395	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	38	4,427	-	11,285	7,213	5,486	877	-
1.6%	727	3,254	-	6,056	2,675	3,010	533	-
1.65%	-	103	-	-	94	19	50	-
1.7%	-	-	-	9	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	301	-	-	2	21	453	-
1.85%	-	166	-	-	-	-	-	-
1.9%	-	286	-	-	15	27	5	-
1.95%	-	-	-	-	-	1	462	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	22	-
2.2%	-	-	-	-	-	-	7	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	8	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	26	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$10,354	$82,779	$45	$148,385	$72,928	$56,078	$8,690	$413

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SBVI	SBIEP	SBMMP	PROUSN	PROAHY	PROA30	PROBR	PROBL

0.45%	$-	$-	$-	$-	$104	$24	$774	$-
0.65%	-	-	-	-	-	6	1	30
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	2	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,545	4,890	2,368	3,261	1,676
1.2%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,687	2,655	547	112	1,446
1.3%	24,176	1,118	491	-	-	-	-	-
1.35%	-	-	-	2,737	10,592	3,592	2,533	3,677
1.4%	-	-	-	227	1,428	75	32	9
1.45%	-	-	-	14	10	6	8	43
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	1,139	3,384	1,704	1,421	554
1.6%	-	-	-	40	1,327	393	255	1,725
1.65%	-	-	-	13	3,164	353	2,458	4,480
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	87	5,507	61	4,286	9,006
1.85%	-	-	-	-	-	158	200	647
1.9%	-	-	-	95	766	244	597	1,007
1.95%	-	-	-	20	40	9	110	99
2%	-	-	-	15	67	-	590	611
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	172	789	99	2,746	1,758
2.15%	-	-	-	1,022	311	-	575	410
2.2%	-	-	-	11	77	-	11	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	928	135	302
2.35%	-	-	-	24	131	-	11	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	29	182	-	240	428
2.5%	-	-	-	-	-	-	95	114
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$24,176	$1,118	$491	$8,877	$35,426	$10,567	$20,451	$28,022

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	PROEM	PROE30	PROINT	PROJP	PRON	PROOG	PRORRO	PROSEM

0.45%	$222	$-	$2	$-	$44	$-	$811	$-
0.65%	19	2	25	-	1	-	13	15
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	7,763	591	1,544	349	1,524	1,158	665	411
1.2%	-	-	-	-	-	-	-	-
1.25%	842	11	31	-	28	654	65	1
1.3%	-	-	-	-	-	-	-	-
1.35%	13,041	2,594	5,243	1,007	4,476	4,484	1,357	1,537
1.4%	313	141	160	4	2,140	4	64	438
1.45%	6	-	-	-	2	9	-	-
1.5%	-	-	-	-	-	-	3	-
1.55%	1,852	465	624	80	1,056	1,609	1,231	812
1.6%	908	6	303	-	501	436	372	72
1.65%	816	28	254	-	486	40	389	263
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	272	2	134	-	179	212	1,848	50
1.85%	96	128	-	-	210	-	-	-
1.9%	8,615	1	378	-	458	1,833	-	164
1.95%	86	4	96	-	56	620	-	34
2%	-	-	-	-	21	11	7	-
2.05%	-	-	-	-	-	-	-	-
2.1%	158	17	174	-	85	176	99	1,884
2.15%	89	-	35	-	394	164	45	4
2.2%	17	-	-	-	1	10	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	112	-	-	-	104	14	-	-
2.35%	16	-	86	-	1	9	3	-
2.4%	-	-	-	-	-	-	-	-
2.45%	29	-	-	-	201	50	1	6
2.5%	114	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$35,386	$3,990	$9,089	$1,440	$11,968	$11,493	$6,973	$5,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	PROSIN	PROSN	PROGVP	PROUN	RVAAS	RVACS	RVAMS	RSRF

0.45%	$-	$-	$283	$-	$-	$-	$-	$648
0.65%	1	-	-	1	-	-	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	4
0.85%	-	-	-	-	-	-	-	67
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	10
1%	-	-	-	-	-	-	-	13
1.1%	-	-	-	-	-	-	-	54
1.15%	511	981	7,956	1,135	16,599	2,970	7,000	33,978
1.2%	-	-	-	-	39	-	-	52
1.25%	9	48	2,201	25	32	2,396	2,253	2,059
1.3%	-	-	-	-	-	-	-	-
1.35%	1,859	1,170	14,197	3,613	1,546	8,849	12,906	83,763
1.4%	107	459	1,089	246	216	1,597	3,244	17,692
1.45%	4	223	25	6	-	18	-	159
1.5%	-	-	7	-	-	-	2	16,035
1.55%	434	1,436	2,416	1,180	299	1,141	2,101	25,566
1.6%	73	68	1,453	94	298	2,050	1,900	7,455
1.65%	11	830	854	99	204	-	546	830
1.7%	-	-	-	-	9	-	-	14,483
1.75%	-	-	-	-	2	3	-	2,088
1.8%	113	609	1,134	10	-	110	106	373
1.85%	-	62	-	73	-	-	-	12
1.9%	53	1,600	491	173	-	47	70	7,929
1.95%	98	307	662	146	489	750	90	2,351
2%	-	107	71	-	34	2,791	36	1,326
2.05%	-	-	-	-	-	-	-	27
2.1%	58	841	376	5	-	67	-	1,046
2.15%	9	369	301	170	-	-	-	32
2.2%	-	-	-	2	-	-	-	45
2.25%	-	-	-	-	-	74	-	611
2.3%	134	156	-	26	791	-	280	425
2.35%	-	-	-	3	-	765	20	512
2.4%	-	-	-	-	-	-	-	158
2.45%	13	41	61	50	-	-	-	68
2.5%	-	74	-	-	33	-	-	115
2.55%	-	-	-	-	-	-	-	118
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	449
2.7%	-	-	-	-	-	-	-	16
2.85%	-	-	-	-	-	-	-	141
2.9%	-	-	-	-	-	-	-	79

	$3,487	$9,381	$33,577	$7,057	$20,591	$23,628	$30,554	$220,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$11	$32	$1	$299	$-	$7	$1,124	$59
0.65%	-	3	-	17	4	26	10	2
0.7%	-	-	-	104	-	-	-	9
0.8%	-	4	-	-	2	-	1	237
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	6	-	13	-	-
0.95%	-	25	-	-	14	-	5	-
1%	-	-	-	-	-	387	-	15
1.1%	-	-	-	-	-	-	-	-
1.15%	10,488	41,520	8,402	37,524	23,929	13,413	20,707	28,476
1.2%	2	-	-	6	-	-	-	6
1.25%	1,287	1,332	496	2,241	1,524	1,223	1,124	4,314
1.3%	-	-	-	-	-	-	-	-
1.35%	7,260	37,415	25,134	67,648	28,814	37,682	45,606	38,259
1.4%	964	3,340	3,202	16,852	917	11,718	949	3,040
1.45%	132	-	154	20	-	20	-	284
1.5%	-	5,282	13	14,981	1,964	5,166	562	35,565
1.55%	7,969	5,359	2,967	20,562	3,819	13,741	8,206	6,478
1.6%	2,999	7,422	2,303	7,196	6,552	2,739	6,144	6,145
1.65%	802	2,039	958	3,176	1,279	2,065	1,056	1,941
1.7%	-	9,352	18	28,659	5,441	5,685	3,056	23,692
1.75%	-	6,050	1	9,819	3,484	3,078	1,352	1,301
1.8%	2,235	2,896	122	2,048	2,183	635	2,149	2,255
1.85%	-	-	-	67	-	-	-	123
1.9%	4,560	5,819	1,803	15,041	3,587	10,544	4,025	11,889
1.95%	1,225	2,629	73	4,328	1,316	1,174	575	1,754
2%	51	11,650	195	850	5,097	838	1,633	1,026
2.05%	-	304	-	-	94	9	-	1
2.1%	494	964	316	2,417	574	1,713	533	840
2.15%	-	9,913	2	604	4,424	458	1,929	226
2.2%	-	2,205	-	184	693	221	-	3
2.25%	-	-	-	727	-	119	-	1,342
2.3%	-	3,132	-	671	816	1,518	64	845
2.35%	-	2,079	10	1,181	616	172	127	393
2.4%	-	1,064	-	258	430	270	64	337
2.45%	-	17,323	165	651	6,065	472	504	266
2.5%	-	1,504	-	140	733	17	1,012	279
2.55%	-	-	-	64	-	21	-	9
2.6%	-	-	-	-	-	3	-	-
2.65%	-	-	-	390	-	276	-	383
2.7%	-	-	-	-	-	-	-	30
2.85%	-	598	-	161	115	59	-	262
2.9%	-	-	-	-	-	4	-	1

	$40,479	$181,255	$46,335	$238,892	$104,486	$115,486	$102,517	$172,087

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE

0.45%	$-	$-	$-	$4	$7	$67	$89	$13
0.65%	33	6	-	21	14	1	12	7
0.7%	100	-	-	-	75	101	-	-
0.8%	-	-	-	-	-	-	10	-
0.85%	-	-	-	-	-	-	-	-
0.9%	36	-	-	179	13	6	-	-
0.95%	83	-	140	144	-	-	-	-
1%	15	-	250	322	-	3	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	24,050	23,034	20,177	40,111	13,843	34,765	40,575	17,664
1.2%	-	-	209	30	29	3	4	-
1.25%	1,036	2,179	6,578	3,331	506	4,871	5,248	1,394
1.3%	-	-	-	-	-	-	-	-
1.35%	33,581	27,237	42,432	132,875	29,226	64,852	65,835	21,120
1.4%	9,101	5,521	8,252	23,628	6,081	18,751	17,155	3,933
1.45%	1	5	19	56	6	61	382	4
1.5%	12,399	-	49	363	20,453	10,286	11,560	1,126
1.55%	7,867	8,842	39,153	30,411	4,769	11,207	18,729	3,752
1.6%	3,417	2,798	9,924	14,935	2,139	7,647	5,492	3,300
1.65%	1,402	2,007	9,349	13,486	788	2,508	3,706	312
1.7%	25,366	582	38	19	35,238	21,206	25,270	1,225
1.75%	8,355	54	21	-	13,125	6,822	7,993	718
1.8%	1,027	1,886	395	806	1,144	2,882	1,682	341
1.85%	-	-	5,594	6,803	-	122	89	378
1.9%	7,320	4,163	1,886	7,712	12,411	13,808	12,648	938
1.95%	2,380	841	11,106	1,749	3,811	3,086	3,364	226
2%	742	208	901	1,548	1,388	666	805	231
2.05%	-	-	71	-	6	14	11	-
2.1%	1,473	858	269	-	450	1,278	1,036	35
2.15%	375	1,387	-	51	286	353	230	87
2.2%	165	24	551	7	352	117	58	7
2.25%	647	-	79	-	886	546	583	26
2.3%	415	10	2,991	1,599	995	1,130	279	132
2.35%	1,211	-	2,291	12	1,408	912	976	13
2.4%	114	75	-	-	407	100	107	71
2.45%	152	206	-	66	131	294	372	-
2.5%	346	131	88	103	109	107	5	-
2.55%	76	-	-	-	95	47	26	2
2.6%	4	-	-	-	5	-	-	-
2.65%	285	-	-	-	653	211	172	59
2.7%	-	-	-	-	-	-	-	-
2.85%	224	-	-	-	265	127	73	-
2.9%	-	-	-	-	6	-	-	-

	$143,798	$82,054	$162,813	$280,371	$151,120	$208,957	$224,576	$57,114

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RFSF	RUGB	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC

0.45%	$15	$30	$23	$233	$20	$248	$3	$1
0.65%	-	88	60	21	17	98	69	1
0.7%	77	16	60	-	92	-	-	-
0.8%	-	742	-	11	-	-	-	-
0.85%	-	51	-	33	-	-	-	-
0.9%	-	-	13	-	-	-	-	-
0.95%	-	10	-	2	-	-	-	-
1%	6	5	-	-	-	-	-	-
1.1%	-	12	-	70	-	-	-	-
1.15%	14,745	62,381	21,294	20,858	17,270	18,983	29,340	3,895
1.2%	-	93	3	4	7	-	-	-
1.25%	1,109	1,483	1,861	1,732	1,153	3,837	2,631	174
1.3%	-	-	-	-	-	-	-	-
1.35%	21,279	94,039	49,542	22,198	31,469	37,227	32,968	6,213
1.4%	6,532	9,133	8,684	4,352	9,498	26,593	13,426	5,848
1.45%	159	77	672	36	75	69	2	-
1.5%	13,678	23,928	15,661	854	16,104	4	98	-
1.55%	4,130	36,906	11,954	13,007	10,070	5,285	10,830	8,214
1.6%	2,835	16,685	3,275	3,690	3,943	4,178	7,058	1,336
1.65%	771	2,627	1,127	1,729	555	16,022	3,687	340
1.7%	28,093	24,134	28,517	1,987	30,577	2,172	285	122
1.75%	9,073	4,621	10,170	586	10,619	-	-	-
1.8%	991	866	2,200	1,144	807	478	1,326	494
1.85%	-	-	-	-	-	-	-	209
1.9%	7,718	8,679	27,422	5,121	11,137	4,972	704	3,462
1.95%	2,856	1,604	2,951	393	3,087	349	119	166
2%	636	3,696	898	495	942	260	187	212
2.05%	1	15	-	2	3	-	-	-
2.1%	1,084	2,837	98	758	115	24,111	2,367	336
2.15%	222	948	225	47	255	3,392	1,174	224
2.2%	134	62	107	6	200	100	35	-
2.25%	723	200	711	15	782	-	-	-
2.3%	225	72	1,453	39	591	190	-	2
2.35%	1,233	1,230	1,137	143	1,336	72	460	14
2.4%	109	52	278	19	267	-	-	-
2.45%	183	460	41	76	223	236	72	326
2.5%	114	24	87	14	313	-	-	-
2.55%	62	67	58	42	76	-	-	-
2.6%	-	-	-	-	1	-	-	-
2.65%	276	93	440	99	425	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	173	22	139	-	202	-	-	-
2.9%	-	52	-	38	-	-	-	-

	$119,242	$298,040	$191,161	$79,854	$152,231	$148,876	$106,841	$31,589

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RAF	RVISC	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ

0.45%	$40	$416	$156	$9	$52	$249	$42	$-
0.65%	2	39	1	-	-	-	2	-
0.7%	-	-	-	-	111	-	-	-
0.8%	-	-	1	-	-	3	-	2
0.85%	-	-	-	-	-	53	-	-
0.9%	-	-	-	-	23	-	-	-
0.95%	-	-	-	-	84	2	-	-
1%	25	-	25	-	19	17	-	-
1.1%	-	-	-	-	-	38	-	-
1.15%	27,002	16,805	62,368	17,440	17,154	25,081	25,679	541
1.2%	873	-	-	-	21	38	-	43
1.25%	520	731	1,797	237	820	2,637	1,398	-
1.3%	-	-	-	-	-	-	-	-
1.35%	56,977	33,502	102,098	16,148	29,256	36,387	35,606	901
1.4%	2,086	5,551	16,597	2,133	10,021	4,113	5,346	191
1.45%	-	6	169	2	59	5	147	-
1.5%	-	-	38,896	99	19,044	19,922	67	1,872
1.55%	8,423	9,960	30,305	4,468	7,866	15,921	15,803	3,297
1.6%	3,502	4,139	7,917	2,471	3,230	23,656	6,909	165
1.65%	932	2,635	2,944	391	962	2,153	1,410	262
1.7%	42	11	57,214	309	33,413	13,950	333	4,333
1.75%	-	1	23,218	161	12,051	1,609	87	1,154
1.8%	270	1,588	2,075	97	734	7,455	1,098	-
1.85%	220	246	249	-	2	101	-	-
1.9%	2,660	3,671	20,878	146	10,320	13,319	4,801	779
1.95%	878	687	7,209	70	3,462	1,484	374	79
2%	-	996	2,569	474	1,018	1,116	825	810
2.05%	-	27	68	9	-	22	9	28
2.1%	3,076	1,887	1,149	47	364	1,247	873	69
2.15%	40	417	626	180	292	9	796	3
2.2%	-	2	421	30	352	18	162	-
2.25%	-	-	1,812	-	853	899	-	21
2.3%	-	-	1,711	36	1,026	777	169	55
2.35%	-	4	3,158	35	1,508	457	33	182
2.4%	-	-	441	17	231	179	40	-
2.45%	6	19	1,023	247	101	57	1,365	71
2.5%	-	66	-	9	387	209	79	1
2.55%	-	-	266	-	127	52	-	1
2.6%	-	-	20	-	12	-	-	-
2.65%	-	-	1,405	-	624	708	-	129
2.7%	-	-	-	-	-	25	-	-
2.85%	-	-	816	8	406	216	16	-
2.9%	-	-	19	-	8	44	-	1

	$107,574	$83,406	$389,621	$45,273	$156,013	$174,228	$103,469	$14,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK

0.45%	$12	$1,142	$1,222	$54	$1,099	$89	$20	$60
0.65%	-	7	18	74	410	36	2	10
0.7%	-	-	-	47	132	99	81	-
0.8%	6	-	4	736	-	2	-	-
0.85%	77	-	113	6	-	5	-	-
0.9%	-	-	-	-	24	25	-	-
0.95%	9	-	14	13	63	91	-	1
1%	16	22	-	-	24	31	3	-
1.1%	111	-	121	129	-	19	-	82
1.15%	27,083	30,725	33,479	51,123	122,295	49,928	12,602	26,841
1.2%	51	63	859	1	39	50	-	-
1.25%	1,423	2,430	1,402	1,493	5,602	1,616	507	1,091
1.3%	-	-	-	-	-	-	-	-
1.35%	25,445	38,257	52,208	80,488	219,488	68,085	27,787	33,063
1.4%	2,723	4,191	7,816	7,731	46,926	18,698	6,067	4,302
1.45%	5	41	57	23	631	104	-	82
1.5%	28,551	185	3,164	22,975	4,637	40,327	17,210	388
1.55%	7,902	9,056	18,210	7,255	53,732	17,258	5,750	14,439
1.6%	5,222	3,198	3,337	5,585	27,830	11,059	1,655	4,174
1.65%	356	707	901	497	5,954	2,936	1,001	1,351
1.7%	21,893	832	7,179	23,056	7,482	45,460	29,910	806
1.75%	2,630	289	2,232	4,750	3,090	12,271	10,890	366
1.8%	492	468	853	295	3,866	1,398	784	795
1.85%	27	130	3	166	98	86	2	-
1.9%	12,316	4,882	3,695	3,477	28,729	19,255	11,684	4,048
1.95%	5,028	754	1,795	950	3,556	4,668	3,126	1,155
2%	2,076	570	1,903	2,610	1,636	1,432	736	589
2.05%	33	11	39	19	32	2	-	5
2.1%	271	664	583	301	3,968	1,259	126	543
2.15%	1,579	1,901	648	841	1,498	603	319	560
2.2%	52	59	118	190	739	414	335	112
2.25%	1,293	-	44	205	179	1,984	763	4
2.3%	1,018	64	228	308	2,665	1,887	747	119
2.35%	890	61	489	404	703	1,930	1,284	131
2.4%	277	23	27	91	168	397	221	105
2.45%	116	298	617	1,128	1,794	368	20	595
2.5%	277	24	156	87	862	679	121	160
2.55%	132	-	172	135	44	134	100	14
2.6%	-	-	2	-	4	12	8	-
2.65%	944	-	319	152	207	1,187	554	43
2.7%	32	-	-	-	-	38	-	-
2.85%	274	8	40	44	153	743	310	20
2.9%	89	-	97	46	-	14	8	1

	$150,731	$101,062	$144,164	$217,485	$550,359	$306,679	$134,733	$96,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL

0.45%	$21	$67	$594	$567	$759	$255	$558	$1
0.65%	24	-	21	4	115	9	8	13
0.7%	-	25	24	25	24	-	-	15
0.8%	-	-	-	1	-	-	-	-
0.85%	-	-	-	23	-	22	-	-
0.9%	-	24	23	24	23	-	-	14
0.95%	-	87	82	87	83	2	-	51
1%	22	4	4	4	4	-	-	2
1.1%	-	-	-	-	-	-	-	-
1.15%	27,049	34,326	28,347	53,067	36,284	24,480	32,208	12,530
1.2%	5	-	-	-	-	-	-	2
1.25%	4,060	3,105	700	3,384	645	1,023	1,138	506
1.3%	-	-	-	-	-	-	-	-
1.35%	37,471	73,268	85,600	100,977	36,979	28,607	37,624	30,002
1.4%	11,555	7,967	6,686	10,318	6,445	5,683	5,065	5,498
1.45%	61	585	405	80	66	13	69	-
1.5%	-	10,716	10,980	12,553	11,254	209	279	1,554
1.55%	14,541	14,399	25,919	20,728	23,414	9,910	20,829	6,423
1.6%	6,712	5,851	8,464	5,879	4,908	3,083	3,571	3,923
1.65%	1,534	5,414	4,329	1,987	699	1,053	804	379
1.7%	37	11,212	12,145	12,859	12,270	157	252	1,347
1.75%	39	6,525	6,629	7,504	6,796	91	118	817
1.8%	104	2,883	3,913	3,573	4,314	3,058	3,247	520
1.85%	-	2	2	67	2	-	-	3
1.9%	4,182	14,598	37,207	59,765	14,682	7,383	5,852	1,884
1.95%	671	2,322	2,058	2,440	2,658	235	162	315
2%	222	2,177	2,043	1,860	1,323	457	469	205
2.05%	-	16	8	-	4	-	-	-
2.1%	621	797	846	1,352	337	768	850	2,164
2.15%	243	1,227	1,002	652	409	165	20	639
2.2%	15	412	423	312	395	30	56	52
2.25%	-	232	243	276	252	-	-	25
2.3%	-	1,521	1,445	1,966	1,371	60	47	216
2.35%	2	457	453	456	408	24	24	137
2.4%	-	455	464	542	480	-	-	-
2.45%	422	606	353	81	85	140	55	234
2.5%	133	274	8	289	2	-	-	-
2.55%	-	72	72	84	63	-	-	22
2.6%	-	12	12	14	11	-	-	5
2.65%	-	692	636	882	644	87	103	114
2.7%	-	-	-	-	-	-	-	-
2.85%	-	243	239	268	199	-	-	88
2.9%	-	9	9	9	10	-	-	3

	$109,746	$202,582	$242,388	$304,959	$168,417	$87,004	$113,408	$69,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RTEC	RTEL	RTRF	RUTL	RVWDL	WRASP	NVMM2

0.45%	$63	$9	$19	$42	$1	$83	$8,184
0.65%	22	3	6	508	2	46	1,537
0.7%	78	-	89	-	-	-	41
0.8%	-	-	-	10	-	-	174
0.85%	-	-	-	-	-	-	59
0.9%	13	13	34	19	-	-	39
0.95%	-	-	81	-	-	38	151
1%	-	-	14	8	-	7	1,141
1.1%	-	-	-	-	-	-	31
1.15%	20,295	9,574	19,546	24,971	6,922	13,186	770,360
1.2%	2	-	-	-	10	-	892
1.25%	1,293	397	1,209	857	308	3,506	50,933
1.3%	-	-	-	-	-	-	-
1.35%	52,567	19,802	38,247	61,821	9,667	26,939	1,813,513
1.4%	13,211	3,136	10,308	14,822	553	15,387	229,960
1.45%	828	54	13	3	219	67	11,671
1.5%	15,323	14	5,625	71	-	37	23,801
1.55%	8,743	2,334	11,032	6,504	3,361	11,712	334,382
1.6%	4,576	1,564	3,236	2,252	1,443	5,244	164,141
1.65%	1,001	436	1,331	2,710	621	9,352	91,342
1.7%	28,776	27	6,227	109	2	12	36,606
1.75%	10,040	1	3,041	18	-	-	16,586
1.8%	1,330	253	268	997	522	923	59,737
1.85%	-	-	2	-	-	-	4,287
1.9%	25,129	3,378	10,146	23,704	689	4,361	172,259
1.95%	3,089	20	1,067	239	44	2,766	27,529
2%	687	55	474	465	58	8	8,987
2.05%	-	-	-	-	-	-	3,196
2.1%	790	593	309	1,177	101	642	60,472
2.15%	162	112	186	313	217	142	35,895
2.2%	116	29	278	38	11	78	7,469
2.25%	734	-	221	-	-	-	437
2.3%	1,348	-	1,511	102	-	-	14,011
2.35%	1,173	34	506	99	15	83	1,642
2.4%	249	-	51	14	-	-	3,208
2.45%	-	49	21	293	41	172	9,806
2.5%	114	-	352	203	-	-	4,768
2.55%	64	-	93	10	-	-	237
2.6%	-	-	12	2	-	-	34
2.65%	406	-	347	13	-	-	1,526
2.7%	-	-	-	-	-	-	-
2.85%	159	-	321	41	-	-	6,348
2.9%	-	-	8	-	-	-	86

	$192,381	$41,887	$116,231	$142,435	$24,807	$94,791	$3,977,478

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $7,315,742 and $5,842,831, respectively, and total transfers from the Account to the fixed account were $7,170,061 and $5,702,885, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $770,423 and $854,184 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $171,942 and $142,355 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,613,377 and $3,906,686 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,112,522,230	0	$1,112,522,230

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )	$5,425,655	$5,426,503
Credit Suisse Trust - Commodity Return Strategy Portfolio ( CSCRS )	518,742	571,211
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	91,561,744	98,779,416
Gartmore NVIT Emerging Markets Fund - Class III ( GEM3 )	204,569	244,096
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	6,141,050	6,301,374
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	179,923	194,375
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	596,179	576,372
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	2,224,029	2,259,529
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	1,492,296	1,542,940
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	361,050	384,255
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	2,218,102	2,287,067
NVIT Fund - Class III ( TRF3 )	227,382	223,109
NVIT Government Bond Fund - Class III ( GBF3 )	15,297,823	15,575,441
NVIT Investor Destinations Aggressive Fund - Class VI ( GVIDA6 )	5,270,841	4,067,124
NVIT Investor Destinations Balanced Fund - Class VI ( NVDBL6 )	29,857	29,480
NVIT Investor Destinations Capital Appreciation Fund - Class VI ( NVDCA6 )	61,499	65,914
NVIT Investor Destinations Conservative Fund - Class VI ( GVIDC6 )	13,747,680	14,026,576
NVIT Investor Destinations Moderate Fund - Class VI ( GVIDM6 )	8,694,872	6,803,537
NVIT Investor Destinations Moderately Aggressive Fund - Class VI ( GVDMA6 )	5,910,567	4,625,823
NVIT Investor Destinations Moderately Conservative Fund - Class VI ( GVDMC6 )	3,234,106	3,314,812
NVIT Money Market Fund - Class I ( SAM )	38,035	38,035
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	76,997	91,368
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	92,679	109,541
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	814,854	838,145
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	32,741	32,143
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	104,064	138,264
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	218,931	246,089
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	220,302	241,412
NVIT Multi-Manager Small Cap Growth Fund - Class III ( SCGF3 )	143,423	145,798
NVIT Multi-Manager Small Cap Value Fund - Class III ( SCVF3 )	501,706	463,484
NVIT Multi-Manager Small Company Fund - Class III ( SCF3 )	1,311,202	1,328,732
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	1,371,913	1,484,641
Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)	1,365,027	1,466,039
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	5,918,114	6,245,634
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class ( PMVGBD )	3,336,116	3,564,782
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	11,303,108	11,538,879
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II ( PIVEM2 )	5,783,311	6,201,366
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares ( PIHYB2 )	4,024,520	4,163,510
VP Income & Growth Fund - Class III ( ACVIG3 )	2,009,855	1,335,308
VP Ultra(R) Fund - Class III ( ACVU3 )	455,613	310,349
VP Value Fund - Class III ( ACVV3 )	3,727,673	3,662,793
Quality Bond Fund II - Primary Shares ( FQB )	54	57
VIP Fund - Contrafund Portfolio - Service Class 2 R ( FC2R )	7,152,018	5,621,407
VIP Fund - Equity-Income Portfolio - Service Class 2 R ( FEI2R )	5,178,442	3,307,271
VIP Fund - Growth Portfolio - Service Class 2 R ( FG2R )	3,027,200	2,825,695
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	207,135	211,729
ClearBridge Variable Fundamental Value Portfolio - Class I ( SBTRP )	514	425
ClearBridge Variable Investors Portfolio - Class I ( SBVI )	167,664	117,798
Global Currents Variable International All Cap Opportunity Portfolio ( SBIEP )	3,992	1,146
Western Asset Variable Money Market Portfolio ( SBMMP )	194,900	194,900
Ultra Short NASDAQ-100 ( PROUSN )	26,393,357	25,701,872
VP Access High Yield ( PROAHY )	18,963,187	19,269,910
VP Asia 30 ( PROA30 )	7,890,830	7,990,230
VP Bear ( PROBR )	11,767,602	11,429,532
VP Bull ( PROBL )	32,466,133	32,812,744
VP Emerging Markets ( PROEM )	11,366,759	11,926,515
VP Europe 30 ( PROE30 )	4,046,046	4,014,397
VP International ( PROINT )	3,050,257	3,084,676
VP Japan ( PROJP )	11,635,990	11,593,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VP NASDAQ-100 ( PRON )	13,581,031	13,704,304
VP Oil and Gas ( PROOG )	2,386,265	2,491,097
VP Rising Rates Opportunity ( PRORRO )	8,766,037	8,924,404
VP Short Emerging Markets ( PROSEM )	11,284,323	11,171,872
VP Short International ( PROSIN )	7,394,017	7,307,448
VP Short NADSAQ-100 ( PROSN )	7,260,656	6,981,472
VP U.S. Government Plus ( PROGVP )	22,555,609	22,256,487
VP Ultra NASDAQ-100 ( PROUN )	9,438,206	9,692,731
Variable Trust: All-Asset Aggressive Strategy Fund ( RVAAS )	930,145	992,887
Variable Trust: All-Asset Conservative Strategy Fund ( RVACS )	970,762	977,383
Variable Trust: All-Asset Moderate Strategy Fund ( RVAMS )	166,405	163,093
Variable Trust: All-Cap Opportunity Fund ( RSRF )	15,668,794	19,163,351
Variable Trust: Alternative Strategies Allocation Fund ( RVASA )	3,193,570	3,163,685
Variable Trust: Amerigo Fund ( RVAMR )	3,010,456	3,163,141
Variable Trust: Banking Fund ( RBKF )	56,283,063	56,324,154
Variable Trust: Basic Materials Fund ( RBMF )	85,172,591	86,289,858
Variable Trust: Berolina Fund ( RVBER )	2,312,033	2,462,689
Variable Trust: Biotechnology Fund ( RBF )	61,751,308	62,252,442
Variable Trust: Clermont Fund ( RVCLR )	8,297,368	8,970,512
Variable Trust: Commodities Strategy Fund ( RVCMD )	14,660,198	14,231,770
Variable Trust: Consumer Products Fund ( RCPF )	61,469,226	62,434,685
Variable Trust: Dow 2x Strategy Fund ( RVLDD )	56,616,913	58,017,724
Variable Trust: DWA Flexible Allocation Fund ( RVDFA )	4,032,561	3,780,071
Variable Trust: DWA Sector Rotation Fund ( RVDSR )	11,421,553	9,941,928
Variable Trust: Electronics Fund ( RELF )	106,073,710	104,783,213
Variable Trust: Energy Fund ( RENF )	60,153,044	59,274,717
Variable Trust: Energy Services Fund ( RESF )	64,661,207	63,658,731
Variable Trust: Europe 1.25x Strategy Fund ( RLCE )	51,900,870	50,342,421
Variable Trust: Financial Services Fund ( RFSF )	58,436,987	58,124,967
Variable Trust: Government Long Bond 1.2x Strategy Fund ( RUGB )	159,912,419	159,364,205
Variable Trust: Health Care Fund ( RHCF )	84,779,044	85,257,255
Variable Trust: International Opportunity Fund ( RVIRO )	11,240,793	10,654,264
Variable Trust: Internet Fund ( RINF )	50,609,690	51,810,291
Variable Trust: Inverse Dow 2x Strategy Fund ( RVIDD )	82,625,674	79,146,870
Variable Trust: Inverse Government Long Bond Strategy Fund ( RJNF )	59,242,701	58,400,981
Variable Trust: Inverse Mid-Cap Strategy Fund ( RVIMC )	16,472,391	15,369,270
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund ( RAF )	97,925,921	96,013,469
Variable Trust: Inverse Russell 2000(R) Strategy Fund ( RVISC )	102,825,664	100,555,769
Variable Trust: Inverse S&P 500 Strategy Fund ( RUF )	264,971,472	253,386,516
Variable Trust: Japan 2x Strategy Fund ( RLCJ )	46,794,769	47,272,466
Variable Trust: Leisure Fund ( RLF )	44,242,098	45,206,458
Variable Trust: Managed Futures Strategy Fund ( RVMFU )	16,654,071	15,461,000
Variable Trust: Mid-Cap 1.5x Strategy Fund ( RMED )	45,150,647	46,353,670
Variable Trust: Multi-Cap Core Equity Fund ( RVCEQ )	3,948,328	4,547,127
Variable Trust: Multi-Hedge Strategies Fund ( RVARS )	12,223,484	12,298,738
Variable Trust: NASDAQ-100(R) 2x Strategy Fund ( RVF )	74,497,433	76,313,651
Variable Trust: NASDAQ-100(R) Fund ( ROF )	95,670,951	97,429,057
Variable Trust: Nova Fund ( RNF )	61,111,194	63,053,194
Variable Trust: Precious Metals Fund ( RPMF )	89,710,502	93,514,857
Variable Trust: Real Estate Fund ( RREF )	86,383,283	89,260,016
Variable Trust: Retailing Fund ( RRF )	63,452,148	63,405,042
Variable Trust: Russell 2000(R) 1.5x Strategy Fund ( RMEK )	57,838,162	58,524,922
Variable Trust: S&P 500 2x Strategy Fund ( RTF )	92,728,159	94,118,435
Variable Trust: S&P 500 Pure Growth Fund ( RVLCG )	56,995,221	59,515,141
Variable Trust: S&P 500 Pure Value Fund ( RVLCV )	50,221,609	51,840,673
Variable Trust: S&P MidCap 400 Pure Growth Fund ( RVMCG )	49,770,812	54,390,654
Variable Trust: S&P MidCap 400 Pure Value Fund ( RVMCV )	36,735,741	37,888,640
Variable Trust: S&P SmallCap 600 Pure Growth Fund ( RVSCG )	39,575,534	40,089,409
Variable Trust: S&P SmallCap 600 Pure Value Fund ( RVSCV )	36,614,379	36,346,692
Variable Trust: Strengthening Dollar 2x Strategy Fund ( RVSDL )	69,664,489	69,201,395
Variable Trust: Technology Fund ( RTEC )	80,915,969	81,364,943
Variable Trust: Telecommunications Fund ( RTEL )	67,562,330	67,919,536
Variable Trust: Transportation Fund ( RTRF )	62,277,027	62,326,849
Variable Trust: Utilities Fund ( RUTL )	88,263,432	88,681,543
Variable Trust: Weakening Dollar 2x Strategy Fund ( RVWDL )	8,954,681	8,498,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	1,288,820	1,386,265
NVIT Money Market Fund - Class II ( NVMM2 )	576,528,754	576,528,754

Total	$4,105,988,934	$4,114,788,358

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.65% to 2.30%	1,720,332	$10.67 to $ 10.55	$18,448,273	1.82%	6.66% to 5.49%	*
Credit Suisse Trust -Commodity Return Strategy Portfolio (CSCRS)
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	*
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
2007	1.15% to 2.05%	757,438	11.26 to 11.39	8,528,143	8.57%	1.98% to 1.08%
2006	1.15% to 2.05%	473,318	11.04 to 11.27	5,225,528	8.47%	9.33% to 8.37%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	*
NVIT Fund - Class III (TRF3)
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
2007	1.15% to 2.00%	93,336	14.16 to 13.50	1,295,408	1.12%	6.97% to 6.11%
2006	1.15% to 2.00%	132,523	13.24 to 12.73	1,734,018	0.85%	12.40% to 11.49%
NVIT Government Bond Fund - Class III (GBF3)
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	*
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
2007	1.15% to 2.05%	1,498,890	12.26 to 11.65	18,090,271	4.98%	5.92% to 4.97%
2006	1.15% to 2.05%	1,131,842	11.58 to 11.10	12,931,905	4.34%	2.16% to 1.24%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
2007	1.15% to 2.05%	783,334	14.45 to 14.00	11,139,666	2.15%	4.74% to 3.84%
2006	1.15% to 2.05%	824,418	13.79 to 13.48	11,235,970	2.12%	15.58% to 14.59%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	*
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	*
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	*
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
2007	1.15% to 2.05%	462,812	11.57 to 11.20	5,293,897	3.14%	4.21% to 3.28%
2006	1.15% to 2.05%	536,836	11.11 to 10.85	5,917,114	3.47%	4.92% to 3.98%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
2007	1.15% to 2.05%	1,764,416	12.95 to 12.54	22,604,032	2.82%	4.48% to 3.57%
2006	1.15% to 2.05%	1,684,346	12.40 to 12.11	20,706,119	2.59%	10.17% to 9.21%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
2007	1.15% to 2.05%	1,115,759	13.86 to 13.42	15,292,382	2.77%	4.93% to 4.03%
2006	1.15% to 2.05%	899,550	13.20 to 12.90	11,793,869	2.33%	13.25% to 12.27%
(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2010	0.45% to 2.05%	1,252,758	$10.40 to $ 11.79	$15,322,320	2.16%	4.00% to 6.30%	*
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
2007	1.15% to 2.05%	880,836	12.26 to 11.87	10,665,870	3.47%	4.60% to 3.68%
2006	1.15% to 2.05%	309,482	11.72 to 11.45	3,599,791	2.83%	7.15% to 6.21%
NVIT Money Market Fund - Class I (SAM)
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	*
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	*
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	*
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	*
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
2007	1.15% to 1.85%	48,203	12.63 to 12.14	600,992	0.00%	8.54% to 7.81%
2006	1.15% to 2.05%	57,842	11.64 to 11.16	665,642	0.00%	2.04% to 1.15%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	*
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
2007	1.15% to 2.05%	70,779	13.95 to 13.27	968,345	1.15%	-8.00% to -8.81%
2006	1.15% to 2.05%	97,392	15.17 to 14.55	1,456,266	0.48%	16.02% to 15.03%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
2007	1.15% to 2.05%	185,353	15.99 to 15.22	2,922,660	0.02%	0.93% to 0.05%
2006	1.15% to 2.05%	308,338	15.84 to 15.21	4,817,248	0.19%	10.78% to 9.84%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	*
Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	*
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	*
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	*
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	*
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	*
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	*
VP Income & Growth Fund - Class III (ACVIG3)
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
2007	1.15% to 2.05%	511,898	13.90 to 13.22	7,000,632	2.11%	-1.22% to -2.07%
2006	1.15% to 2.05%	697,047	14.07 to 13.50	9,683,792	1.29%	15.74% to 14.74%
VP Ultra(R) Fund - Class III (ACVU3)
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
2007	1.15% to 2.05%	185,781	12.43 to 11.81	2,265,496	0.00%	19.64% to 18.59%
2006	1.15% to 2.05%	185,778	10.39 to 9.96	1,911,057	0.00%	-4.39% to -5.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class III (ACVV3)
2010	1.15% to 2.05%	569,497	$13.68 to $ 12.65	$7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%
2007	1.15% to 2.05%	707,354	14.23 to 13.54	9,883,316	1.90%	-6.24% to -7.04%
2006	1.15% to 2.05%	1,105,290	15.18 to 14.57	16,567,282	0.96%	17.29% to 16.28%
Quality Bond Fund II - Primary Shares (FQB)
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
2007	1.15% to 2.20%	1,869,163	18.37 to 17.33	33,799,687	0.84%	15.94% to 14.77%
2006	1.15% to 2.05%	1,648,597	15.84 to 15.21	25,762,342	1.06%	10.15% to 9.22%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
2007	1.15% to 2.05%	923,301	14.35 to 13.65	13,064,438	1.53%	0.10% to -0.75%
2006	1.15% to 2.05%	1,195,976	14.33 to 13.75	16,960,523	2.85%	18.51% to 17.50%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	*
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
2007	1.15% to 2.20%	1,427,016	13.70 to 12.90	19,260,131	0.33%	25.19% to 23.94%
2006	1.15% to 2.05%	449,694	10.94 to 10.49	4,853,304	0.23%	5.36% to 4.44%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	*
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
2007	1.30%	384,388	9.75	3,748,550	2.56%	-2.48%	*
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
2007	1.30%	5,193	16.26	84,432	0.98%	4.95%
2006	1.30%	5,194	15.49	80,464	2.18%	24.23%
Western Asset Variable Money Market Portfolio (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%
2007	1.30%	8,536	13.38	114,231	4.79%	3.55%
2006	1.30%	8,955	12.92	115,735	4.64%	3.26%
Ultra Short NASDAQ-100 (PROUSN)
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	*
VP Access High Yield (PROAHY)
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	*
VP Asia 30 (PROA30)
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	*
VP Bear (PROBR)
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	*
VP Bull (PROBL)
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	*
VP Emerging Markets (PROEM)
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	*
VP Europe 30 (PROE30)
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	*
VP International (PROINT)
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	*
VP Japan (PROJP)
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	*
VP NASDAQ-100 (PRON)
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	*
VP Oil and Gas (PROOG)
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Rising Rates Opportunity (PRORRO)
2010	0.45% to 2.45%	285,625	$8.86 to $ 8.74	$2,515,908	0.00%	-11.44% to -12.63%	*
VP Short Emerging Markets (PROSEM)
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	*
VP Short International (PROSIN)
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	*
VP Short NADSAQ-100 (PROSN)
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	*
VP U.S. Government Plus (PROGVP)
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	*
VP Ultra NASDAQ-100 (PROUN)
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	*
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	*
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	*
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	*
Variable Trust: All-Cap Opportunity Fund (RSRF)
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
2007	0.80% to 2.35%	2,302,659	11.04 to 15.19	36,643,783	0.00%	10.45% to 19.93%	*
2006	1.15% to 2.35%	2,251,981	13.39 to 12.66	29,607,719	0.00%	10.11% to 8.84%
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	*
Variable Trust: Amerigo Fund (RVAMR)
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
2007	0.80% to 2.40%	925,019	10.54 to 11.12	10,393,020	0.71%	5.45% to 11.07%	*
Variable Trust: Banking Fund (RBKF)
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
2007	0.80% to 2.40%	592,327	8.33 to 10.52	6,620,044	1.39%	-16.66% to -28.86%	*
2006	1.15% to 2.40%	1,143,218	15.78 to 14.79	17,637,738	2.08%	9.97% to 8.62%
Variable Trust: Basic Materials Fund (RBMF)
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
2007	0.80% to 2.40%	1,894,999	11.11 to 22.74	45,459,701	0.14%	11.06% to 30.88%	*
2006	1.15% to 2.40%	1,734,363	18.53 to 17.38	31,444,748	1.00%	20.89% to 19.45%
Variable Trust: Berolina Fund (RVBER)
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
2007	0.80% to 2.40%	241,098	10.82 to 10.70	2,596,044	0.00%	8.16% to 7.01%	*
Variable Trust: Biotechnology Fund (RBF)
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
2007	1.15% to 2.15%	942,389	9.36 to 8.77	8,602,365	0.00%	3.20% to 2.16%
2006	1.15% to 2.20%	766,752	9.07 to 8.57	6,800,621	0.00%	-4.43% to -5.41%
Variable Trust: Clermont Fund (RVCLR)
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
2007	0.80% to 2.40%	183,136	10.27 to 10.38	1,920,893	3.66%	2.68% to 3.69%	*
Variable Trust: Commodities Strategy Fund (RVCMD)
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
2007	0.80% to 2.40%	3,045,583	11.91 to 9.02	27,997,886	0.00%	19.10% to 27.80%	*
2006	1.15% to 2.35%	2,092,686	7.18 to 7.06	14,920,253	0.00%	-18.82% to -19.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Consumer Products Fund (RCPF)
2010	0.65% to 2.50%	374,739	$11.32 to $ 12.13	$6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
2007	0.80% to 2.40%	1,411,731	10.78 to 15.47	22,868,744	1.61%	7.79% to 8.47%	*
2006	1.15% to 2.40%	1,420,963	15.22 to 14.26	21,139,565	0.94%	16.08% to 14.65%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%
2007	1.15% to 2.05%	1,178,525	14.14 to 13.70	16,505,318	0.83%	6.90% to 6.03%
2006	1.15% to 2.15%	1,299,147	13.23 to 12.89	17,058,249	0.76%	29.05% to 27.81%
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	*
Variable Trust: DWA Sector Rotation Fund (RVDSR)
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	*
Variable Trust: Electronics Fund (RELF)
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
2007	0.80% to 2.40%	177,430	9.04 to 8.67	1,617,857	0.00%	-9.59% to -4.84%	*
2006	1.15% to 2.40%	241,200	9.75 to 9.11	2,293,531	0.00%	1.31% to 0.07%
Variable Trust: Energy Fund (RENF)
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
2007	0.80% to 2.40%	1,787,020	11.34 to 25.93	48,872,378	0.00%	13.37% to 30.09%	*
2006	1.15% to 2.40%	1,497,573	21.24 to 19.93	31,118,572	0.00%	10.64% to 9.34%
Variable Trust: Energy Services Fund (RESF)
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
2007	0.80% to 2.40%	1,302,965	10.76 to 31.57	43,367,729	0.00%	7.63% to 33.89%	*
2006	1.15% to 2.40%	762,447	25.11 to 23.58	18,870,570	0.00%	9.71% to 8.45%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
2007	0.80% to 2.40%	1,920,923	10.39 to 17.71	36,071,440	2.40%	3.91% to 10.43%	*
2006	1.15% to 2.40%	2,192,359	17.12 to 16.04	36,864,640	2.12%	28.02% to 26.51%
Variable Trust: Financial Services Fund (RFSF)
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
2007	0.80% to 2.40%	1,165,736	8.91 to 11.36	13,994,254	1.06%	-10.88% to -20.75%	*
2006	1.15% to 2.40%	2,399,247	15.30 to 14.33	35,797,623	1.28%	15.39% to 14.00%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
2007	0.80% to 2.40%	2,018,451	10.97 to 12.13	25,810,098	3.65%	9.70% to 7.11%	*
2006	1.15% to 2.40%	2,477,009	12.09 to 11.32	29,166,507	3.73%	-4.26% to -5.49%
Variable Trust: Health Care Fund (RHCF)
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
2007	0.80% to 2.40%	1,987,359	10.17 to 11.35	23,750,436	0.00%	1.66% to 3.51%	*
2006	1.15% to 2.40%	2,061,198	11.72 to 10.97	23,616,249	0.00%	3.91% to 2.63%
Variable Trust: International Opportunity Fund (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	*
Variable Trust: Internet Fund (RINF)
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
2007	0.80% to 2.40%	1,266,765	10.30 to 15.58	20,753,720	0.00%	2.95% to 7.80%	*
2006	1.15% to 2.40%	309,872	15.44 to 14.46	4,724,502	0.00%	8.44% to 7.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2010	0.45% to 2.35%	2,035,747	$6.17 to $ 3.39	$7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
2007	1.15% to 2.05%	365,708	6.14 to 5.93	2,221,573	5.38%	-10.04% to -10.97%
2006	1.15% to 2.05%	681,290	6.83 to 6.66	4,624,437	1.86%	-22.67% to -23.42%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%
2007	1.15% to 2.05%	770,197	8.22 to 7.87	6,265,305	2.89%	-5.62% to -6.47%
2006	1.15% to 2.05%	928,746	8.71 to 8.42	8,028,340	2.24%	6.87% to 5.93%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
2007	1.15% to 2.00%	124,504	7.31 to 7.07	902,071	2.64%	-3.12% to -3.99%
2006	1.15% to 2.00%	449,003	7.54 to 7.36	3,370,439	2.37%	-4.93% to -5.78%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
2007	1.15% to 2.05%	1,120,118	4.22 to 3.97	4,642,937	4.93%	-12.31% to -13.15%
2006	1.15% to 2.05%	2,522,905	4.82 to 4.58	11,962,337	5.47%	-2.53% to -3.43%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
2007	1.15% to 2.00%	482,460	7.38 to 7.14	3,534,718	3.11%	4.15% to 3.22%
2006	1.15% to 2.00%	801,628	7.09 to 6.92	5,653,817	3.48%	-12.96% to -13.76%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
2007	1.15% to 2.05%	941,839	6.54 to 6.16	6,069,827	4.93%	-0.34% to -1.28%
2006	1.15% to 2.05%	1,349,133	6.56 to 6.24	8,734,403	8.27%	-8.56% to -9.41%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
2007	0.80% to 2.35%	751,913	9.07 to 10.63	8,411,765	5.82%	-9.25% to -13.32%	*
2006	1.15% to 2.35%	1,190,504	13.07 to 12.27	15,318,670	2.11%	3.93% to 2.77%
Variable Trust: Leisure Fund (RLF)
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
2007	0.80% to 2.40%	724,843	9.97 to 16.47	12,447,884	0.00%	-0.27% to -4.83%	*
2006	1.15% to 2.40%	1,336,727	18.46 to 17.31	24,067,868	0.00%	22.05% to 20.55%
Variable Trust: Managed Futures Strategy Fund (RVMFU)
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	*
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
2007	0.80% to 2.40%	721,452	9.61 to 19.60	15,011,216	1.33%	-3.86% to 1.15%	*
2006	1.15% to 2.40%	915,949	20.65 to 19.37	18,630,982	0.22%	9.20% to 7.88%
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
2007	0.80% to 2.35%	468,895	9.44 to 10.33	4,913,992	0.67%	-5.61% to -7.46%	*
2006	1.15% to 2.35%	448,474	11.31 to 11.17	5,045,584	0.08%	13.05% to 11.72%
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
2007	0.80% to 2.35%	2,157,687	10.06 to 10.63	23,274,631	3.97%	0.65% to 1.41%	*
2006	1.15% to 2.35%	1,729,823	10.62 to 10.48	18,276,840	2.05%	5.42% to 4.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2010	0.45% to 2.50%	952,362	$8.81 to $ 9.45	$9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
2007	1.15% to 2.15%	2,175,439	12.94 to 12.11	27,662,536	0.32%	26.72% to 25.54%
2006	1.15% to 2.15%	1,191,682	10.21 to 9.64	11,969,599	0.08%	3.66% to 2.63%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
2007	0.80% to 2.20%	842,901	10.61 to 14.46	12,821,105	0.12%	6.12% to 15.29%	*
2006	1.15% to 2.20%	841,434	13.25 to 12.54	10,952,350	0.00%	4.56% to 3.48%
Variable Trust: Nova Fund (RNF)
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%
2007	0.80% to 2.40%	3,331,378	9.77 to 12.49	43,798,223	1.09%	-2.31% to -1.25%	*
2006	1.15% to 2.35%	4,124,172	13.51 to 12.68	54,628,828	0.79%	17.91% to 16.53%
Variable Trust: Precious Metals Fund (RPMF)
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
2007	0.80% to 2.40%	1,493,671	11.62 to 25.23	39,756,266	0.00%	16.20% to 16.73%	*
2006	1.15% to 2.40%	1,192,909	23.04 to 21.62	27,089,138	0.00%	20.04% to 18.68%
Variable Trust: Real Estate Fund (RREF)
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
2007	0.80% to 2.40%	1,220,492	9.40 to 17.12	21,901,406	1.52%	-5.97% to -21.05%	*
2006	1.15% to 2.40%	2,113,674	23.10 to 21.68	47,814,239	2.17%	29.23% to 27.70%
Variable Trust: Retailing Fund (RRF)
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
2007	0.80% to 2.40%	175,243	8.89 to 12.05	2,221,363	0.00%	-11.10% to -14.69%	*
2006	1.15% to 2.40%	1,189,006	15.08 to 14.13	17,395,420	0.00%	8.81% to 7.47%
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
2007	0.80% to 2.35%	713,902	9.55 to 17.13	12,930,976	0.91%	-4.47% to -8.90%	*
2006	1.15% to 2.20%	2,130,166	20.01 to 18.96	42,198,456	0.38%	19.46% to 18.28%
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
2007	1.15% to 2.05%	1,158,234	13.68 to 12.93	15,569,188	0.82%	-0.55% to -1.38%
2006	1.15% to 2.15%	1,441,771	13.76 to 13.04	19,561,762	0.94%	22.28% to 21.11%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
2007	0.80% to 2.15%	1,757,917	10.13 to 10.84	19,545,800	0.00%	1.30% to 2.69%	*
2006	1.15% to 2.35%	967,675	10.85 to 10.50	10,397,766	0.00%	4.19% to 2.95%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
2007	0.80% to 2.40%	581,997	9.26 to 11.96	7,209,802	0.97%	-7.43% to -7.60%	*
2006	1.15% to 2.40%	3,100,903	13.37 to 12.94	41,102,720	0.69%	16.31% to 14.90%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
2007	0.80% to 2.15%	685,021	10.19 to 12.51	8,811,803	0.00%	1.94% to 6.16%	*
2006	1.15% to 2.15%	465,988	12.10 to 11.79	5,600,019	0.00%	1.94% to 0.95%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2010	0.45% to 2.30%	371,676	$9.68 to $ 12.52	$4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
2007	1.15% to 2.40%	389,952	13.33 to 12.74	5,147,605	1.40%	-5.95% to -7.09%
2006	1.15% to 2.40%	751,110	14.17 to 13.71	10,532,616	1.16%	15.73% to 14.33%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
2007	0.80% to 2.35%	383,469	9.67 to 12.15	4,819,484	0.00%	-3.35% to -2.43%	*
2006	1.15% to 2.35%	488,949	12.85 to 12.45	6,242,443	0.00%	6.50% to 5.24%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%
2007	1.15% to 2.35%	288,414	11.13 to 10.66	3,178,063	0.13%	-21.28% to -22.23%
2006	1.15% to 2.35%	926,833	14.14 to 13.71	13,008,771	0.47%	17.84% to 16.48%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
2007	1.15% to 2.05%	125,974	8.00 to 7.84	1,000,152	0.00%	-11.92% to -12.76%
2006	1.15% to 2.05%	22,945	9.09 to 8.98	207,608	1.60%	-11.65% to -12.47%
Variable Trust: Technology Fund (RTEC)
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
2007	0.80% to 2.40%	1,360,335	10.00 to 13.78	19,766,820	0.00%	-0.03% to 7.77%	*
2006	1.15% to 2.40%	1,010,681	13.66 to 12.79	13,549,456	0.00%	4.68% to 3.39%
Variable Trust: Telecommunications Fund (RTEL)
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
2007	0.80% to 2.40%	1,885,711	9.51 to 10.61	21,038,496	0.21%	-4.94% to 6.67%	*
2006	1.15% to 2.40%	1,823,489	10.64 to 9.95	18,869,371	1.33%	18.14% to 16.72%
Variable Trust: Transportation Fund (RTRF)
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
2007	0.80% to 2.40%	403,231	8.61 to 14.49	6,107,051	0.00%	-13.92% to -10.93%	*
2006	1.15% to 2.40%	1,086,893	17.35 to 16.27	18,351,689	0.00%	6.15% to 4.90%
Variable Trust: Utilities Fund (RUTL)
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
2007	0.80% to 2.40%	2,671,079	10.73 to 12.01	33,808,393	1.46%	7.31% to 10.23%	*
2006	1.15% to 2.40%	3,166,003	11.65 to 10.90	36,117,198	2.76%	19.58% to 18.12%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
2007	1.15% to 2.05%	333,314	13.09 to 12.84	4,344,954	18.79%	16.75% to 15.75%
2006	1.15% to 2.05%	408,120	11.21 to 11.09	4,563,472	6.30%	15.38% to 14.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	*
NVIT Mid Cap Growth Fund -Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
2007	1.15% to 2.05%	105,552	14.20 to 13.50	1,475,992	0.00%	7.71% to 6.78%
2006	1.15% to 2.05%	100,288	13.18 to 12.64	1,306,345	0.00%	8.67% to 7.74%
NVIT Money Market Fund -Class II (NVMM2)
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	*
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
2007	0.45% to 2.40%	23,647,331	10.14 to 9.69	243,632,327	4.56%	1.44% to 1.76%	*
2006	1.15% to 2.40%	20,692,057	10.17 to 9.52	207,345,677	5.21%	2.91% to 1.63%
Partners Variable Portfolios III, Inc.: Partners Variable Large Cap Value Portfolio (obsolete) (SBTIG
2006	1.30%	221,976	19.02	4,221,010	1.21%	16.74%
(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	$7.59 to $ 7.83	$10,594,467	2.15%	-24.45% to -26.10%
2007	0.80% to 2.35%	663,743	10.04 to 10.73	7,224,928	4.28%	0.41% to 0.75%	*
2006	1.15% to 2.35%	756,277	10.79 to 10.65	8,121,721	1.98%	6.96% to 5.69%
2010	Reserves for annuity contracts in payout phase:			$230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			$519,480
2009	Contract owners equity:			$1,061,727,245
2008	Reserves for annuity contracts in payout phase:			$841,754
2008	Contract owners equity:			$943,091,391
2007	Reserves for annuity contracts in payout phase:			$1,565,433
2007	Contract owners equity:			$1,233,502,374
2006	Reserves for annuity contracts in payout phase:			$1,830,048
2006	Contract owners equity:			$1,233,770,495
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.